PROSPECTUS

OCTOBER 1, 2011

TIAA-CREF LIFECYCLE FUNDS

of the TIAA-CREF Funds

Fund Class Ticker:	Retail Class	Retirement Class	Premier Class	Institutional Class
▪ Lifecycle Retirement Income Fund	TLRRX	TLIRX	TPILX	TLRIX
▪ Lifecycle 2010 Fund	—	TCLEX	TCTPX	TCTIX
▪ Lifecycle 2015 Fund	—	TCLIX	TCFPX	TCNIX
▪ Lifecycle 2020 Fund	—	TCLTX	TCWPX	TCWIX
▪ Lifecycle 2025 Fund	—	TCLFX	TCQPX	TCYIX
▪ Lifecycle 2030 Fund	—	TCLNX	TCHPX	TCRIX
▪ Lifecycle 2035 Fund	—	TCLRX	TCYPX	TCIIX
▪ Lifecycle 2040 Fund	—	TCLOX	TCZPX	TCOIX
▪ Lifecycle 2045 Fund	—	TTFRX	TTFPX	TTFIX
▪ Lifecycle 2050 Fund	—	TLFRX	TCLPX	TFTIX
▪ Lifecycle 2055 Fund	—	TTRLX	TTRPX	TTRIX

This Prospectus describes the Retirement, Premier and Institutional Class shares offered by eleven investment portfolios (each, a “Fund”) of the TIAA-CREF Funds (the “Trust”). The Lifecycle Retirement Income Fund also offers Retail Class shares. These Funds comprise the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”), a sub-family of funds offered by the Trust.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Summary Information

Lifecycle Retirement Income Fund

Investment Objective 6

Fees and Expenses 6

Shareholder Fees 6

Annual Fund Operating Expenses 7

Example 7

Portfolio Turnover 8

Principal Investment Strategies 8

Principal Investment Risks 10

Past Performance 13

Portfolio Management 15

Purchase and Sale of Fund Shares 15

Tax Information 16

Payments to Broker-Dealers and Other Financial Intermediary Compensation 16

Summary Information

Lifecycle 2010 Fund

Investment Objective 17

Fees and Expenses 17

Shareholder Fees 17

Annual Fund Operating Expenses 18

Example 18

Portfolio Turnover 19

Principal Investment Strategies 19

Principal Investment Risks 21

Past Performance 25

Portfolio Management 26

Purchase and Sale of Fund Shares 27

Tax Information 27

Payments to Broker-Dealers and Other Financial Intermediary Compensation 27

Summary Information

Lifecycle 2015 Fund

Investment Objective 28

Fees and Expenses 28

Shareholder Fees 28

Annual Fund Operating Expenses 29

Example 29

Portfolio Turnover 30

Principal Investment Strategies 30

Principal Investment Risks 32

Past Performance 36

Portfolio Management 37

Purchase and Sale of Fund Shares 38

Tax Information 38

Payments to Broker-Dealers and Other Financial Intermediary Compensation 38

Summary Information

Lifecycle 2020 Fund

Investment Objective 39

Fees and Expenses 39

Shareholder Fees 39

Annual Fund Operating Expenses 40

Example 40

Portfolio Turnover 41

Principal Investment Strategies 41

Principal Investment Risks 43

Past Performance 47

Portfolio Management 48

Purchase and Sale of Fund Shares 49

Tax Information 49

Payments to Broker-Dealers and Other Financial Intermediary Compensation 49

Summary Information

Lifecycle 2025 Fund

Investment Objective 50

Fees and Expenses 50

Shareholder Fees 50

Annual Fund Operating Expenses 51

Example 51

Portfolio Turnover 52

Principal Investment Strategies 52

Principal Investment Risks 54

Past Performance 58

Portfolio Management 59

Purchase and Sale of Fund Shares 60

Tax Information 60

Payments to Broker-Dealers and Other Financial Intermediary Compensation 60

Summary Information

Lifecycle 2030 Fund

Investment Objective 61

Fees and Expenses 61

Shareholder Fees 61

Annual Fund Operating Expenses 62

Example 62

Portfolio Turnover 63

Principal Investment Strategies 63

Principal Investment Risks 65

Past Performance 68

Portfolio Management 70

Purchase and Sale of Fund Shares 70

Tax Information 71

Payments to Broker-Dealers and Other Financial Intermediary Compensation 71

Summary Information

Lifecycle 2035 Fund

Investment Objective 72

Fees and Expenses 72

Shareholder Fees 72

Annual Fund Operating Expenses 73

Example 73

Portfolio Turnover 74

Principal Investment Strategies 74

Principal Investment Risks 76

Past Performance 79

Portfolio Management 81

Purchase and Sale of Fund Shares 81

Tax Information 82

Payments to Broker-Dealers and Other Financial Intermediary Compensation 82

Summary Information

Lifecycle 2040 Fund

Investment Objective 83

Fees and Expenses 83

Shareholder Fees 83

Annual Fund Operating Expenses 84

Example 84

Portfolio Turnover 85

Principal Investment Strategies 85

Principal Investment Risks 87

Past Performance 90

Portfolio Management 92

Purchase and Sale of Fund Shares 92

Tax Information 93

Payments to Broker-Dealers and Other Financial Intermediary Compensation 93

Summary Information

Lifecycle 2045 Fund

Investment Objective 94

Fees and Expenses 94

Shareholder Fees 94

Annual Fund Operating Expenses 95

Example 95

Portfolio Turnover 96

Principal Investment Strategies 96

Principal Investment Risks 98

Past Performance 101

Portfolio Management 103

Purchase and Sale of Fund Shares 104

Tax Information 104

Payments to Broker-Dealers and Other Financial Intermediary Compensation 104

Summary Information

Lifecycle 2050 Fund

Investment Objective 105

Fees and Expenses 105

Shareholder Fees 105

Annual Fund Operating Expenses 106

Example 106

Portfolio Turnover 107

Principal Investment Strategies 107

Principal Investment Risks 109

Past Performance 112

Portfolio Management 114

Purchase and Sale of Fund Shares 115

Tax Information 115

Payments to Broker-Dealers and Other Financial Intermediary Compensation 115

Summary Information

Lifecycle 2055 Fund

Investment Objective 116

Fees and Expenses 116

Shareholder Fees 116

Annual Fund Operating Expenses 117

Example 117

Portfolio Turnover 118

Principal Investment Strategies 118

Principal Investment Risks 120

Past Performance 123

Portfolio Management 123

Purchase and Sale of Fund Shares 124

Tax Information 124

Payments to Broker-Dealers and Other Financial Intermediary Compensation 125

Additional Information About Investment Strategies and Risks 125

Additional Information About the Funds 125

More About the Funds’ Strategy 126

Additional Information About the Funds’ Composite Benchmark Indices 127

Additional Information About the Underlying Funds 129

Additional Information on Principal Investment Risks of the Funds and Underlying Funds 132

Additional Information on Principal and Non-Principal Investment Strategies of Underlying Funds 139

Portfolio Holdings 141

Portfolio Turnover 141

Share Classes 141

Management of the Funds 142

The Funds’ Investment Adviser 142

Investment Management Fees 143

Portfolio Management Team 143

Distribution and Services Arrangements 145

Calculating Share Price 146

Dividends and Distributions 148

Taxes 149

Your Account: Purchasing, Redeeming or Exchanging Shares 151

Retail Class 151

Eligibility – Retail Class 151

Purchasing Shares – Retail Class 152

Redeeming Shares – Retail Class 156

Exchanging Shares – Retail Class 158

Retirement Class 160

Eligibility – Retirement Class 160

Purchasing Shares – Retirement Class 160

Redeeming Shares – Retirement Class 164

Exchanging Shares – Retirement Class 166

Premier Class 168

Eligibility – Premier Class 168

Purchasing Shares – Premier Class 170

Redeeming Shares – Premier Class 173

Exchanging Shares – Premier Class 175

Institutional Class 177

Eligibility – Institutional Class 177

Purchasing Shares – Institutional Class 179

Redeeming Shares – Institutional Class 182

Exchanging Shares – Institutional Class 184

Conversion of Shares 185

Important Transaction Information 186

Market Timing/Excessive Trading Policy 190

Electronic Prospectuses 191

Additional Information About Index Providers 191

Glossary 192

Financial Highlights 193

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE RETIREMENT INCOME FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%	0%
Account Maintenance Fee (annual fee on accounts under $2,000)	$15	0%	0%	0%

6     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.12%	0.05%	0.15%	—
Other Expenses	0.17%	0.38%	0.14%	0.13%
Acquired Fund Fees and Expenses[2]	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	0.77%	0.91%	0.77%	0.61%
Waivers and Expense Reimbursements[3,4]	0.14%	0.28%	0.24%	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63%	0.63%	0.53%	0.38%

1

The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that reimburses the Fund’s distributor, TPIS, for providing distribution, promotional and/or shareholder services to the Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter.

TIAA-CREF Lifecycle Funds  ■  Prospectus     7

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Retail Class	Retirement Class	Premier Class	Institutional Class
1 Year	$64	$64	$54	$39
3 Years	$232	$262	$222	$172
5 Years	$414	$476	$404	$317
10 Years	$941	$1,094	$932	$740

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 7% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which may change, are approximately as follows: U.S. Equity: 30.00%; International Equity: 10.00%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; and Inflation-Protected Assets: 10.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap

8     Prospectus  ■  TIAA-CREF Lifecycle Funds

Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.94%	U.S. Equity	30.64%	• Large-Cap Growth Fund	5.72%
				• Enhanced Large-Cap Growth Index Fund	5.67%
				• Enhanced Large-Cap Value Index Fund	5.55%
				• Large-Cap Value Fund	5.54%
				• Growth & Income Fund	4.77%
				• Small-Cap Equity Fund	2.55%
				• Mid-Cap Value Fund	0.44%
				• Mid-Cap Growth Fund	0.40%
		International Equity	10.30%	• International Equity Fund	3.83%
				• Enhanced International Equity Index Fund	3.81%
				• Emerging Markets Equity Fund	2.66%
FIXED-INCOME	59.06%	Fixed-Income	39.37%	• Bond Fund	38.38%
				• High-Yield Fund	0.50%
				• Bond Plus Fund	0.49%
		Short-Term Fixed-Income	9.86%	• Short-Term Bond Fund	9.86%
		Inflation-Protected Assets	9.83%	• Inflation-Linked Bond Fund	9.83%
Total	100.00%		100.00%		100.00%

TIAA-CREF Lifecycle Funds  ■  Prospectus     9

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

10     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

TIAA-CREF Lifecycle Funds  ■  Prospectus     11

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and

12     Prospectus  ■  TIAA-CREF Lifecycle Funds

counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Retail and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

TIAA-CREF Lifecycle Funds  ■  Prospectus     13

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Retirement Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.11%.

Best quarter: 8.88%, for the quarter ended September 30, 2009. Worst quarter: -7.81%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	Inception Date	One Year		Since Inception
Retirement Class	11/30/07		$
Return Before Taxes		10.44%		1.84%
Return After Taxes on Distributions		9.59%		0.87%
Return After Taxes on Distributions and Sale of
Fund Shares		6.87%		1.02%
Institutional Class	11/30/07
Return Before Taxes		10.69%		2.09%
Retail Class	11/30/07
Return Before Taxes		10.53%		2.02%
Premier Class	9/30/09
Return Before Taxes		10.54%		1.88%*
Barclays Capital U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		6.54%		5.83%†
Lifecycle Retirement Income Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		10.01%		2.60%†

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.

† The performance above is calculated from the Retirement Class inception date.

‡ As of the close of business on December 31, 2010, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE Index; 10.0% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and

14     Prospectus  ■  TIAA-CREF Lifecycle Funds

10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2007	since 2007	since 2007

PURCHASE AND SALE OF FUND SHARES

Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800 223-1200 or www.tiaa-cref.org. Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• The minimum initial investment for Retail Class shares is $2,000 for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person

TIAA-CREF Lifecycle Funds  ■  Prospectus     15

for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2010 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     17

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses[2]	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	0.84%	0.69%	0.54%
Waivers and Expense Reimbursements[3,4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.64%	0.54%	0.39%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

18     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$65	$55	$40
3 Years	$248	$206	$158
5 Years	$446	$369	$287
10 Years	$1,019	$844	$663

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010.

The Fund expects to allocate approximately 49.00% of its assets to equity Underlying Funds and 51.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change

TIAA-CREF Lifecycle Funds  ■  Prospectus     19

over time, are approximately as follows: U.S. Equity: 36.00%; International Equity: 12.00%; Fixed-Income: 38.40%; Short-Term Fixed-Income: 6.80%; and Inflation-Protected Assets: 6.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	49.29%	U.S. Equity	36.81%	• Enhanced Large-Cap Growth Index Fund	6.90%
				• Large-Cap Growth Fund	6.82%
				• Enhanced Large-Cap Value Fund	6.72%
				• Large-Cap Value Fund	6.61%
				• Growth & Income Fund	5.68%
				• Small-Cap Equity Fund	3.08%
				• Mid-Cap Value Fund	0.52%
				• Mid-Cap Growth Fund	0.48%
		International Equity	12.48%	• Enhanced International Equity Index Fund	4.73%
				• International Equity Fund	4.68%
				• Emerging Markets Equity Fund	3.07%
FIXED-INCOME	50.71%	Fixed-Income	38.09%	• Bond Fund	36.12%
				• High-Yield Fund	1.02%
				• Bond Plus Fund	0.95%
		Short-Term Fixed-Income	6.35%	• Short-Term Bond Fund	6.35%

20     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	6.27%	• Inflation-Linked Bond Fund	6.27%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

TIAA-CREF Lifecycle Funds  ■  Prospectus     21

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less

22     Prospectus  ■  TIAA-CREF Lifecycle Funds

established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its

TIAA-CREF Lifecycle Funds  ■  Prospectus     23

investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

24     Prospectus  ■  TIAA-CREF Lifecycle Funds

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2010 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.45%.

Best quarter: 10.87%, for the quarter ended June 30, 2009. Worst quarter: -11.04%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     25

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		11.53%		3.79%		4.79%
Return After Taxes on Distributions		10.74%		3.01%		3.89%
Return After Taxes on Distributions and Sale of
Fund Shares		7.62%		2.86%		3.66%
Institutional Class	1/17/07
Return Before Taxes		11.84%		3.99%*		4.96	%*
Premier Class	9/30/09
Return Before Taxes		11.67%		3.81%*		4.81	%*
Barclays Capital U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		6.54%		5.80%		5.12	%†
Lifecycle 2010 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		10.88%		4.01%		5.05	%†

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

† The performance above is calculated from the Retirement Class inception date.

‡ As of the close of business on December 31, 2010, the Lifecycle 2010 Fund Composite Index consisted of: 38.1% Barclays Capital U.S. Aggregate Bond Index; 37.1% Russell 3000® Index; 12.4% MSCI EAFE Index; 6.2% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 6.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

26     Prospectus  ■  TIAA-CREF Lifecycle Funds

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     27

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2015 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

28     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses[2]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	0.86%	0.71%	0.56%
Waivers and Expense Reimbursements[3,4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66%	0.56%	0.41%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     29

	Retirement Class	Premier Class	Institutional Class
1 Year	$67	$57	$42
3 Years	$254	$212	$164
5 Years	$457	$380	$298
10 Years	$1,042	$868	$687

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 5% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015.

The Fund expects to allocate approximately 56.40% of its assets to equity Underlying Funds and 43.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 41.10%; International

30     Prospectus  ■  TIAA-CREF Lifecycle Funds

Equity: 13.70%; Fixed-Income: 35.60%; Short-Term Fixed-Income: 4.80%; and Inflation-Protected Assets: 4.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	56.78%	U.S. Equity	42.45%	• Enhanced Large-Cap Growth Index Fund	7.94%
				• Large-Cap Growth Fund	7.85%
				• Enhanced Large-Cap Value Index Fund	7.76%
				• Large-Cap value Fund	7.64%
				• Growth & Income Fund	6.57%
				• Small-Cap Equity Fund	3.53%
				• Mid-Cap Value Fund	0.60%
				• Mid-Cap Growth Fund	0.56%
		International Equity	14.33%	• Enhanced International Equity Index Fund	5.41%
				• International Equity Fund	5.36%
				• Emerging Markets Equity Fund	3.56%
FIXED-INCOME	43.22%	Fixed-Income	34.55%	• Bond Fund	30.92%
				• High-Yield Fund	1.82%
				• Bond Plus Fund	1.81%
		Short-Term Fixed-Income	4.35%	• Short-Term Bond Fund	4.35%

TIAA-CREF Lifecycle Funds  ■  Prospectus     31

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	4.32%	• Inflation-Linked Bond Fund	4.32%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

32     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less

TIAA-CREF Lifecycle Funds  ■  Prospectus     33

established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its

34     Prospectus  ■  TIAA-CREF Lifecycle Funds

investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

TIAA-CREF Lifecycle Funds  ■  Prospectus     35

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2015 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.62%.

Best quarter: 12.39%, for the quarter ended June 30, 2009. Worst quarter: -12.97%, for the quarter ended December 31, 2008.

36     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		12.36%		3.58%		4.80%
Return After Taxes on Distributions		11.63%		2.86%		3.93%
Return After Taxes on Distributions and Sale of
Fund Shares		8.18%		2.71%		3.69%
Institutional Class	1/17/07
Return Before Taxes		12.69%		3.80%*		4.97	%*
Premier Class	9/30/09
Return Before Taxes		12.41%		3.60%*		4.81	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		16.93%		2.74%		4.88	%†
Lifecycle 2015 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		11.54%		3.78%		5.00	%†

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

† The performance above is calculated from the Retirement Class inception date.

‡ As of the close of business on December 31, 2010, the Lifecycle 2015 Fund Composite Index consisted of: 42.9% Russell 3000 Index; 34.4% Barclays Capital U.S. Aggregate Bond Index; 14.3% MSCI EAFE Index; 4.2% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 4.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

TIAA-CREF Lifecycle Funds  ■  Prospectus     37

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

38     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2020 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     39

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses[2]	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	0.87%	0.72%	0.57%
Waivers and Expense Reimbursements[3,4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67%	0.57%	0.42%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

40     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$68	$58	$43
3 Years	$258	$215	$168
5 Years	$463	$386	$303
10 Years	$1,054	$880	$699

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 4% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020.

The Fund expects to allocate approximately 64.40% of its assets to equity Underlying Funds and 35.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 47.10%; International

TIAA-CREF Lifecycle Funds  ■  Prospectus     41

Equity: 15.70%; Fixed-Income: 31.60%; Short-Term Fixed-Income: 2.80%; and Inflation-Protected Assets: 2.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	64.78%	U.S. Equity	48.48%	• Enhanced Large-Cap Growth Index Fund	9.05%
				• Large-Cap Growth Fund	8.97%
				• Enhanced Large-Cap Value Index Fund	8.86%
				• Large-Cap Value Fund	8.72%
				• Growth & Income Fund	7.51%
				• Small-Cap Equity Fund	4.04%
				• Mid-Cap Value Fund	0.69%
				• Mid-Cap Growth Fund	0.64%
		International Equity	16.30%	• Enhanced International Equity Index Fund	6.15%
				• International Equity Fund	6.09%
				• Emerging Markets Equity Fund	4.06%
FIXED-INCOME	35.22%	Fixed-Income	30.52%	• Bond Fund	24.10%
				• Bond Plus Fund	3.61%
				• High-Yield Fund	2.81%
		Short-Term Fixed-Income	2.35%	• Short-Term Bond Fund	2.35%

42     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	2.35%	• Inflation-Linked Bond Fund	2.35%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

TIAA-CREF Lifecycle Funds  ■  Prospectus     43

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less

44     Prospectus  ■  TIAA-CREF Lifecycle Funds

established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its

TIAA-CREF Lifecycle Funds  ■  Prospectus     45

investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

46     Prospectus  ■  TIAA-CREF Lifecycle Funds

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2020 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 4.84%.

Best quarter: 13.85%, for the quarter ended June 30, 2009. Worst quarter: -14.95%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     47

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		13.15%		3.17%		4.59%
Return After Taxes on Distributions		12.48%		2.52%		3.78%
Return After Taxes on Distributions and Sale of
Fund Shares		8.72%		2.41%		3.56%
Institutional Class	1/17/07
Return Before Taxes		13.45%		3.37%*		4.75	%*
Premier Class	9/30/09
Return Before Taxes		13.27%		3.22%*		4.63	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		16.93%		2.74%		4.88	%†
Lifecycle 2020 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		12.21%		3.38%		4.78	%†

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

† The performance above is calculated from the Retirement Class inception date.

‡ As of the close of business on December 31, 2010, the Lifecycle 2020 Fund Composite Index consisted of: 48.9% Russell 3000 Index; 30.4% Barclays Capital U.S. Aggregate Bond Index; 16.3% MSCI EAFE Index; 2.2% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 2.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

48     Prospectus  ■  TIAA-CREF Lifecycle Funds

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     49

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2025 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

50     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses[2]	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	0.88%	0.73%	0.58%
Waivers and Expense Reimbursements[3,4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.68%	0.58%	0.43%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     51

	Retirement Class	Premier Class	Institutional Class
1 Year	$69	$59	$44
3 Years	$261	$218	$171
5 Years	$468	$391	$309
10 Years	$1,066	$892	$711

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 4% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025.

The Fund expects to allocate approximately 72.40% of its assets to equity Underlying Funds and 27.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 53.10%; International

52     Prospectus  ■  TIAA-CREF Lifecycle Funds

Equity: 17.70%; Fixed-Income: 27.60%; Short-Term Fixed-Income: 0.80%; and Inflation-Protected Assets: 0.80%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	72.74%	U.S. Equity	54.42%	• Enhanced Large-Cap Growth Index Fund	10.13%
				• Large-Cap Growth Fund	10.07%
				• Enhanced Large-Cap Value Index Fund	9.94%
				• Large-Cap Value Fund	9.82%
				• Growth & Income Fund	8.44%
				• Small-Cap Equity Fund	4.53%
				• Mid-Cap Value Fund	0.77%
				• Mid-Cap Growth Fund	0.72%
		International Equity	18.32%	• Enhanced International Equity Index Fund	6.92%
				• International Equity Fund	6.81%
				• Emerging Markets Equity Fund	4.59%
FIXED-INCOME	27.26%	Fixed-Income	26.54%	• Bond Fund	17.14%
				• Bond Plus Fund	5.59%
				• High-Yield Fund	3.81%
		Short-Term Fixed-Income	0.36%	• Short-Term Bond Fund	0.36%

TIAA-CREF Lifecycle Funds  ■  Prospectus     53

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
		Inflation-Protected Assets	0.36%	• Inflation-Linked Bond Fund	0.36%
Total	100.00%		100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

54     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less

TIAA-CREF Lifecycle Funds  ■  Prospectus     55

established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its

56     Prospectus  ■  TIAA-CREF Lifecycle Funds

investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

TIAA-CREF Lifecycle Funds  ■  Prospectus     57

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2025 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.08%.

Best quarter: 15.33%, for the quarter ended June 30, 2009. Worst quarter: -16.97%, for the quarter ended December 31, 2008.

58     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		13.88%		2.77%		4.42%
Return After Taxes on Distributions		13.25%		2.16%		3.63%
Return After Taxes on Distributions and Sale of
Fund Shares		9.20%		2.10%		3.43%
Institutional Class	1/17/07
Return Before Taxes		13.99%		2.97%*		4.58	%*
Premier Class	9/30/09
Return Before Taxes		13.82%		2.77%*		4.42	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		16.93%		2.74%		4.88	%†
Lifecycle 2025 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		12.86%		2.98%		4.57	%†

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

† The performance above is calculated from the Retirement Class inception date.

‡ As of the close of business on December 31, 2010, the Lifecycle 2025 Fund Composite Index consisted of: 54.9% Russell 3000 Index; 26.4% Barclays Capital U.S. Aggregate Bond Index; 18.3% MSCI EAFE Index; 0.2% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 0.2% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

TIAA-CREF Lifecycle Funds  ■  Prospectus     59

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

60     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2030 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     61

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	0.89%	0.74%	0.59%
Waivers and Expense Reimbursements[3,4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%	0.59%	0.44%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

62     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$70	$60	$45
3 Years	$264	$221	$174
5 Years	$473	$397	$314
10 Years	$1,078	$904	$724

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 4% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030.

The Fund expects to allocate approximately 80.40% of its assets to equity Underlying Funds and 19.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 59.10%; International

TIAA-CREF Lifecycle Funds  ■  Prospectus     63

Equity: 19.70%; Fixed-Income: 21.20%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	80.70%	U.S. Equity	60.36%	• Enhanced Large-Cap Growth Index Fund	11.21%
				• Large-Cap Growth Fund	11.20%
				• Enhanced Large-Cap Value IndexFund	10.98%
				• Large-Cap Value Fund	10.90%
				• Growth & Income Fund	9.37%
				• Small-Cap Equity Fund	5.03%
				• Mid-Cap Value Fund	0.86%
				• Mid-Cap Growth Fund	0.81%
		International Equity	20.34%	• Enhanced International Equity Index Fund	7.71%
				• International Equity Fund	7.55%
				• Emerging Markets Equity Fund	5.08%
FIXED-INCOME	19.30%	Fixed-Income	19.30%	• Bond Fund	9.38%
				• Bond Plus Fund	5.94%
				• High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

64     Prospectus  ■  TIAA-CREF Lifecycle Funds

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Funds  ■  Prospectus     65

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

66     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

TIAA-CREF Lifecycle Funds  ■  Prospectus     67

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the

68     Prospectus  ■  TIAA-CREF Lifecycle Funds

expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2030 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.44%.

Best quarter: 16.62%, for the quarter ended June 30, 2009. Worst quarter: -19.05%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     69

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		14.39%		2.37%		4.13%
Return After Taxes on Distributions		13.83%		1.80%		3.39%
Return After Taxes on Distributions and Sale of
Fund Shares		9.56%		1.79%		3.21%
Institutional Class	1/17/07
Return Before Taxes		14.74%		2.57%*		4.31	%*
Premier Class	9/30/09
Return Before Taxes		14.44%		2.38%*		4.14	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		16.93%		2.74%		4.88	%†
Lifecycle 2030 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		13.41%		2.57%		4.35	%†

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

† The performance above is calculated from the Retirement Class inception date.

‡ As of the close of business on December 31, 2010, the Lifecycle 2030 Fund Composite Index consisted of: 60.9% Russell 3000 Index; 20.3% MSCI EAFE Index; and 18.8% Barclays Capital U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

70     Prospectus  ■  TIAA-CREF Lifecycle Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     71

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2035 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

72     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	0.90%	0.75%	0.60%
Waivers and Expense Reimbursements[3,4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	0.60%	0.45%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     73

	Retirement Class	Premier Class	Institutional Class
1 Year	$72	$61	$46
3 Years	$267	$225	$177
5 Years	$479	$402	$320
10 Years	$1,089	$916	$736

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 7% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035.

The Fund expects to allocate approximately 88.40% of its assets to equity Underlying Funds and 11.60% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually becomes more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 65.10%; International

74     Prospectus  ■  TIAA-CREF Lifecycle Funds

Equity: 21.70%; Fixed-Income: 13.20%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	88.63%	U.S. Equity	66.27%	• Large-Cap Growth Fund	12.33%
				• Enhanced Large-Cap Growth Index Fund	12.22%
				• Enhanced Large-Cap Value Index Fund	12.03%
				• Large-Cap Value Fund	12.00%
				• Growth & Income Fund	10.32%
				• Small-Cap Equity Fund	5.54%
				• Mid-Cap Value Fund	0.95%
				• Mid-Cap Growth Fund	0.88%
		International Equity	22.36%	• Enhanced International Equity Index Fund	8.41%
				• International Equity Fund	8.32%
				• Emerging Markets Equity Fund	5.63%
FIXED-INCOME	11.37%	Fixed-Income	11.37%	• Bond Plus Fund	5.94%
				• High-Yield Fund	3.98%
				• Bond Fund	1.45%
Total	100.00%	100.00%		100.00%

TIAA-CREF Lifecycle Funds  ■  Prospectus     75

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

76     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

TIAA-CREF Lifecycle Funds  ■  Prospectus     77

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

78     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the

TIAA-CREF Lifecycle Funds  ■  Prospectus     79

expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2035 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.68%.

Best quarter: 17.55%, for the quarter ended June 30, 2009. Worst quarter: -20.30%, for the quarter ended December 31, 2008.

80     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		15.02%		2.39%		4.27%
Return After Taxes on Distributions		14.52%		1.85%		3.53%
Return After Taxes on Distributions and Sale of
Fund Shares		9.98%		1.82%		3.34%
Institutional Class	1/17/07
Return Before Taxes		15.26%		2.60%*		4.44	%*
Premier Class	9/30/09
Return Before Taxes		15.20%		2.45%*		4.32	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		16.93%		2.74%		4.88	%†
Lifecycle 2035 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		13.98%		2.57%		4.47	%†

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

† The performance above is calculated from the Retirement Class inception date.

‡ As of the close of business on December 31, 2010, the Lifecycle 2035 Fund Composite Index consisted of: 66.9% Russell 3000 Index; 22.3% MSCI EAFE Index; and 10.8% Barclays Capital U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

TIAA-CREF Lifecycle Funds  ■  Prospectus     81

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

82     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2040 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     83

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.30%	0.05%	0.05%
Acquired Fund Fees and Expenses[2]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	0.90%	0.75%	0.60%
Waivers and Expense Reimbursements[3,4]	0.20%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	0.60%	0.45%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

84     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$72	$61	$46
3 Years	$267	$225	$177
5 Years	$479	$402	$320
10 Years	$1,089	$916	$736

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International

TIAA-CREF Lifecycle Funds  ■  Prospectus     85

Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.08%	U.S. Equity	67.35%	• Large-Cap Growth Fund	12.48%
				• Enhanced Large-Cap Growth Index Fund	12.40%
				• Enhanced Large-Cap Value Index Fund	12.26%
				• Large-Cap Value Fund	12.21%
				• Growth & Income Fund	10.51%
				• Small-Cap Equity Fund	5.64%
				• Mid-Cap Value Fund	0.95%
				• Mid-Cap Growth Fund	0.90%
		International Equity	22.73%	• Enhanced International Equity Index Fund	8.55%
				• International Equity Fund	8.46%
				• Emerging Markets Equity Fund	5.72%
FIXED-INCOME	9.92%	Fixed-Income	9.92%	• Bond Plus Fund	5.94%
				• High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

86     Prospectus  ■  TIAA-CREF Lifecycle Funds

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Funds  ■  Prospectus     87

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

88     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

TIAA-CREF Lifecycle Funds  ■  Prospectus     89

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the

90     Prospectus  ■  TIAA-CREF Lifecycle Funds

expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2040 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.58%.

Best quarter: 17.54%, for the quarter ended June 30, 2009. Worst quarter: -20.27%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     91

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	Inception Date	One Year		Five Years		Since Inception
Retirement Class	10/15/04		$		$
Return Before Taxes		15.21%		2.68%		4.63%
Return After Taxes on Distributions		14.72%		2.14%		3.89%
Return After Taxes on Distributions and Sale of
Fund Shares		10.11%		2.07%		3.66%
Institutional Class	1/17/07
Return Before Taxes		15.45%		2.88%*		4.80	%*
Premier Class	9/30/09
Return Before Taxes		15.27%		2.70%*		4.65	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		16.93%		2.74%		4.88	%†
Lifecycle 2040 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		14.07%		2.78%		4.76	%†

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

† The performance above is calculated from the Retirement Class inception date.

‡ As of the close of business on December 31, 2010, the Lifecycle 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2006	since 2006	since 2006

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or

92     Prospectus  ■  TIAA-CREF Lifecycle Funds

accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     93

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2045 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

94     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.34%	0.09%	0.09%
Acquired Fund Fees and Expenses[2]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	0.95%	0.80%	0.65%
Waivers and Expense Reimbursements[3,4]	0.24%	0.19%	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%	0.61%	0.46%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     95

	Retirement Class	Premier Class	Institutional Class
1 Year	$73	$62	$47
3 Years	$279	$236	$189
5 Years	$502	$426	$343
10 Years	$1,144	$972	$792

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International

96     Prospectus  ■  TIAA-CREF Lifecycle Funds

Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.09%	U.S. Equity	67.47%	• Large-Cap Growth Fund	12.38%
				• Enhanced Large-Cap Value Index Fund	12.37%
				• Large-Cap Value Fund	12.37%
				• Enhanced Large-Cap Growth Index Fund	12.33%
				• Growth & Income Fund	10.53%
				• Small-Cap Equity Fund	5.64%
				• Mid-Cap Value Fund	0.94%
				• Mid-Cap Growth Fund	0.91%
		International Equity	22.62%	• Enhanced International Equity Index Fund	8.40%
				• International Equity Fund	8.39%
				• Emerging Markets Equity Fund	5.83%
FIXED-INCOME	9.91%	Fixed-Income	9.91%	• Bond Plus Fund	5.93%
				• High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

TIAA-CREF Lifecycle Funds  ■  Prospectus     97

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

98     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

TIAA-CREF Lifecycle Funds  ■  Prospectus     99

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

100     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the

TIAA-CREF Lifecycle Funds  ■  Prospectus     101

expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2045 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.54%.

Best quarter: 17.33%, for the quarter ended June 30, 2009. Worst quarter: -21.15%, for the quarter ended December 31, 2008.

102     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	Inception Date	One Year		Since Inception
Retirement Class	11/30/07		$
Return Before Taxes		15.10%		–3.35%
Return After Taxes on Distributions		14.62%		–3.96%
Return After Taxes on Distributions and Sale of
Fund Shares		10.04%		–3.09%
Institutional Class	11/30/07
Return Before Taxes		15.40%		–3.11%
Premier Class	9/30/09
Return Before Taxes		15.21%		–3.30%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		16.93%		–2.15%†
Lifecycle 2045 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		14.07%		–2.31%†

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.

† The performance above is calculated from the Retirement Class inception date.

‡ As of the close of business on December 31, 2010, the Lifecycle 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2007	since 2007	since 2007

TIAA-CREF Lifecycle Funds  ■  Prospectus     103

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

104     Prospectus  ■  TIAA-CREF Lifecycle Funds

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2050 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

TIAA-CREF Lifecycle Funds  ■  Prospectus     105

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses	0.38%	0.14%	0.14%
Acquired Fund Fees and Expenses[2]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	0.99%	0.85%	0.70%
Waivers and Expense Reimbursements[3,4]	0.28%	0.24%	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%	0.61%	0.46%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

4

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

106     Prospectus  ■  TIAA-CREF Lifecycle Funds

	Retirement Class	Premier Class	Institutional Class
1 Year	$73	$62	$47
3 Years	$287	$247	$200
5 Years	$520	$448	$366
10 Years	$1,188	$1,027	$848

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2010, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio. During the eight-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 8% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International

TIAA-CREF Lifecycle Funds  ■  Prospectus     107

Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.08%	U.S. Equity	67.50%	• Enhanced Large-Cap Value Index Fund	12.47%
				• Large-Cap Value Fund	12.47%
				• Large-Cap Growth Fund	12.28%
				• Enhanced Large-Cap Growth Index Fund	12.26%
				• Growth & Income Fund	10.53%
				• Small-Cap Equity Fund	5.64%
				• Mid-Cap Value Fund	0.93%
				• Mid-Cap Growth Fund	0.92%
		International Equity	22.58%	• Enhanced International Equity Index Fund	8.39%
				• International Equity Fund	8.37%
				• Emerging Markets Equity Fund	5.82%
FIXED-INCOME	9.92%	Fixed-Income	9.92%	• Bond Plus Fund	5.94%
				• High-Yield Fund	3.98%
Total	100.00%	100.00%		100.00%

108     Prospectus  ■  TIAA-CREF Lifecycle Funds

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Funds  ■  Prospectus     109

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

110     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

TIAA-CREF Lifecycle Funds  ■  Prospectus     111

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the

112     Prospectus  ■  TIAA-CREF Lifecycle Funds

expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2010, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by the Fund’s investment adviser to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2050 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2011, was 5.57%.

Best quarter: 17.30%, for the quarter ended June 30, 2009. Worst quarter: -21.79%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     113

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2010

	Inception Date	One Year		Since Inception
Retirement Class	11/30/07		$
Return Before Taxes		15.03%		–3.44%
Return After Taxes on Distributions		14.43%		–4.06%
Return After Taxes on Distributions and Sale of
Fund Shares		10.14%		–3.17%
Institutional Class	11/30/07
Return Before Taxes		15.32%		–3.19%
Premier Class	9/30/09
Return Before Taxes		15.13%		–3.43%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		16.93%		–2.15%†
Lifecycle 2050 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		14.07%		–2.31%†

Current performance of the Fund’s shares may be higher or lower than that shown above.

* The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect lower expenses of the Premier Class.

† The performance above is calculated from the Retirement Class inception date.

‡ As of the close of business on December 31, 2010, the Lifecycle 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2007	since 2007	since 2007

114     Prospectus  ■  TIAA-CREF Lifecycle Funds

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     115

SUMMARY INFORMATION

TIAA-CREF LIFECYCLE 2055 FUND

of the TIAA-CREF Funds

INVESTMENT OBJECTIVE

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (deducted directly from gross amount of transaction)

	Retirement Class	Premier Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%	0%	0%
Maximum Deferred Sales Charge	0%	0%	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%	0%	0%
Redemption or Exchange Fee	0%	0%	0%
Maximum Account Fee	0%	0%	0%

116     Prospectus  ■  TIAA-CREF Lifecycle Funds

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Premier Class	Institutional Class
Management Fees	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) Fees[1]	0.05%	0.15%	—
Other Expenses[2]	0.92%	0.67%	0.67%
Acquired Fund Fees and Expenses[3]	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.54%	1.39%	1.24%
Waivers and Expense Reimbursements[4,5]	0.82%	0.77%	0.77%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%	0.62%	0.47%

1

The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2012, unless changed with approval of the Board of Trustees.

2	Other Expenses are estimates for the current fiscal year.
3

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s May 31, 2011 annual report.

4

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees.

5

Advisors has contractually agreed to waive the Fund’s Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2012, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2012 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIAA-CREF Lifecycle Funds  ■  Prospectus     117

	Retirement Class	Premier Class	Institutional Class
1 Year	$74	$63	$48
3 Years	$406	$364	$317

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the one-month fiscal period ended May 31, 2011, the Fund’s portfolio turnover rate was 1% (not annualized) of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055.

The Fund expects to allocate approximately 90.00% of its assets to equity Underlying Funds and 10.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in The Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2012, which will change over time, are approximately as follows: U.S. Equity: 67.50%; International Equity: 22.50%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

118     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2011, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.96%	U.S. Equity	67.58%	• Large-Cap Growth Fund	12.57%
				• Enhanced Large-Cap Growth Index Fund	12.53%
				• Enhanced Large-Cap Value Index Fund	12.28%
				• Large-Cap Value Fund	12.18%
				• Growth & Income Fund	10.51%
				• Small-Cap Equity Fund	5.64%
				• Mid-Cap Value Fund	0.97%
				• Mid-Cap Growth Fund	0.90%
		International Equity	22.38%	• Enhanced International Index Fund	8.42%
				• International Equity Fund	8.30%
				• Emerging Markets Equity Fund	5.66%
FIXED-INCOME	10.04%	Fixed-Income	10.04%	• Bond Plus Fund	6.01%
				• High-Yield Fund	4.03%
Total	100.00%	100.00%		100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations

TIAA-CREF Lifecycle Funds  ■  Prospectus     119

of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Equity Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity investments. Therefore, the value of the Fund may increase or decrease as a result of its

120     Prospectus  ■  TIAA-CREF Lifecycle Funds

indirect interest in equity investments. Equity investments generally have greater price volatility than fixed income instruments.

• Market Risk—The risk that market prices of investments held by an Underlying Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of an Underlying Funds’ portfolio securities.

• Risks of Growth Investing—The risks that growth stocks can perform differently from the market as a whole and other types of stocks. Growth stocks can also be more volatile, and experience sharper price fluctuations, than other stocks.

• Risks of Value Investing—The risks that value stocks can perform differently from the market as a whole and other types of stocks. Value stocks can also continue to be undervalued by the market for long periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial

TIAA-CREF Lifecycle Funds  ■  Prospectus     121

instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices due to differences between the investments of the Underlying Funds and their respective benchmark indices.

• Quantitative Analysis Risk—The risk that stocks selected by the Fund’s or an Underlying Fund’s investment adviser using quantitative modeling and analysis could perform differently from the market as a whole.

• Fixed-Income Investments Risk—A significant portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income investments. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income investments.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of bonds may not be able or willing to meet interest or principal payments when the bonds become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for an Underlying Fund to properly value its investments and that an Underlying Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in an Underlying Fund’s income.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments.

122     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Underlying Fund Risk—The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. An Underlying Fund may use futures and options, and an Underlying Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

There can be no assurances that the Fund or an Underlying Fund's will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above.

PAST PERFORMANCE

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

PORTFOLIO MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

TIAA-CREF Lifecycle Funds  ■  Prospectus     123

Name:	Hans Erickson, CFA	John Cunniff, CFA	Pablo Mitchell
Title:	Managing Director	Managing Director	Director
Experience on Fund:	since 2011	since 2011	since 2011

PURCHASE AND SALE OF FUND SHARES

Retirement Class and Premier Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Institutional Class shares are available for purchase directly from the Fund by certain eligible investors or through financial intermediaries.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• There is a $100 million aggregate plan size and $1 million initial minimum plan-level investment requirement for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates.

Redeeming Shares. You can redeem (sell) your shares of the Fund at any time. If your shares are held through a third party, please contact that person for applicable redemption requirements. If your shares are held directly with the Fund, contact the Fund directly in writing or by telephone.

Exchanging Shares. You can exchange shares of the Fund for the same class of shares of any other funds offered by the TIAA-CREF Funds at any time, subject to the limitations described in the Market Timing/Excessive Trading Policy section in the statutory prospectus or any limitations imposed by a third party when shares are held through a third party.

TAX INFORMATION

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

124     Prospectus  ■  TIAA-CREF Lifecycle Funds

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION ABOUT THE FUNDS

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the TIAA-CREF Funds and potentially other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

The Lifecycle Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that the Funds will achieve their investment objective and investors should not consider any one Fund to be a complete investment program.

TIAA-CREF Lifecycle Funds  ■  Prospectus     125

The fiscal year-end of the Funds has changed from September 30 to May 31. As a result, certain information is provided in this Prospectus and in the Funds’ Statement of Additional Information (“SAI”) for both of the fiscal periods ended September 30, 2010 and May 31, 2011.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

MORE ABOUT THE FUNDS’ STRATEGY

General Information About the Funds

This Prospectus describes the shares of 11 Lifecycle Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the SAI are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment Glidepath and Target Allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, effective June 30, 2012, how the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and fixed-income asset classes and each Fund’s current position on the glidepath. The Lifecycle Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

126     Prospectus  ■  TIAA-CREF Lifecycle Funds

The Funds’ Investment Glidepath

Future Potential Investments

A portion of each Fund may be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received the necessary exemptive relief from the SEC.

Rebalancing

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ COMPOSITE BENCHMARK INDICES

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which each of the Fundsinvests across the equity and fixed-income asset classes. The composite benchmark is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors. As a result, each Fund’s composite benchmark changes over time with changes in the Fund’s target allocations.

The five market sectors and the related benchmark indices for the Funds are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI EAFE® +

TIAA-CREF Lifecycle Funds  ■  Prospectus     127

EM Index); Fixed-Income (Barclays Capital U.S. Aggregate Bond Index); Short-Term Fixed-Income (Barclays Capital 1-5 Year U.S. Government/Credit Index) and Inflation-Protected Assets (Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series–L)).

During periods up to February 1, 2010, each Fund’s Composite Index had four market sector index components: U.S. Equity, International Equity, Fixed Income (which includes Inflation-Protected Assets) and Short-Term Fixed Income. The performance of each Fund’s Composite Index shown in the “Average Annual Return” table in each Fund's Summary reflects these four market sector indices. During periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE® + EM Index replaced the MSCI EAFE® Index in the Composite Index as the market sector index component for International Equity.

For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

The benchmark indices for the Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000 companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2011, the market capitalization of companies in the Russell 3000® Index ranged from $76 million to $400.9 billion, with a mean market capitalization of $72.5 billion and a median market capitalization of $1.0 billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI EAFE® + EM Index (International Equity)

The MSCI EAFE® + EM Index tracks the performance of the leading stocks in 22 MSCI developed countries outside of North America (Europe, Australasia and the Far East) and in 21 MSCI emerging countries. The MSCI EAFE® + EM Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® + EM Index analyzes each stock in that country’s market based on its market capitalization, trading volume and significant owners.

The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE® + EM Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 22 developed and 21 emerging countries around the world.

128     Prospectus  ■  TIAA-CREF Lifecycle Funds

The MSCI EAFE® + EM Index primarily includes securities of large- and mid-cap issuers. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Barclays Capital U.S. Aggregate Bond Index (Fixed-Income)

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 7,979 issues. The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. To be selected for inclusion in the Barclays Capital U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million, and the securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.

Barclays Capital 1-5 Year U.S. Government/Credit Index (Short-Term Fixed-Income)

The Barclays Capital 1-5 Year U.S. Government/Credit Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1-5 year maturities.

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Inflation-Protected Assets)

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for all Urban Consumers (“CPI-U”). To be selected for inclusion in the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million.

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds may invest. For a discussion of the risks associated with these investments, see the “Additional Information on Principal Investment Risks of the Funds and the Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class of the TIAA-CREF Funds at www.tiaa-cref.org/prospectuses.

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Fund	Investment Objective and Strategies/Benchmark
Enhanced Large-Cap Growth Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Growth Index represents securities within the Russell 1000® Index that have higher relative forecasted growth rates and price-to-book ratios.

Enhanced Large-Cap Value Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Value Index represents securities within the Russell 1000® Index that have lower relative growth rates and price-to-book values.

Growth & Income Fund

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund invests primarily in (1) income-producing equity securities or (2) large-cap securities. The Fund’s benchmark index is the Standard & Poor’s 500® Index.

Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund invests primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000® Value Index.

Mid-Cap Growth Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Growth Index, a growth-oriented subset of the Russell Midcap® Index, which represents the 800 U.S. equity securities following the top 200 U.S. equity securities based on market capitalization.

Mid-Cap Value Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Value Index, a value-oriented subset of the Russell Midcap® Index.

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Fund	Investment Objective and Strategies/Benchmark
Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations, that appear to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the Russell 2000® Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities in market capitalization.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of emerging market issuers. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI Emerging Markets Index.

Enhanced International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the MSCI EAFE® Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, with sector and country exposure regularly managed against the Fund’s benchmark index, MSCI EAFE® Index.

Bond Fund

Seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities. The Fund’s benchmark index is the Barclays Capital U.S. Aggregate Bond Index, which covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage securities.

Bond Plus Fund

Seeks a favorable long-term return, primarily through high current income consistent with preserving capital. The Fund’s benchmark index is the Barclays Capital U.S. Aggregate Bond Index. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad-range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return.

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Fund	Investment Objective and Strategies/Benchmark
High-Yield Fund

Seeks high current income and, when consistent with its primary objective, capital appreciation. The Fund invests primarily in lower-rated, higher-yielding fixed-income securities (often called “junk” bonds), such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. The Fund’s benchmark index is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, which tracks the performance of debt securities that pay interest in cash, and have a credit rating of BB or B.

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s benchmark index is the iMoneyNet Money Fund Report AveragesTM—All Taxable.

Short-Term Bond Fund

Seeks high current income consistent with preservation of capital by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Barclays Capital 1-5 Year U.S. Government/Credit Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers, over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L), which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers.

ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS OF THE FUNDS AND UNDERLYING FUNDS

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities. Each Fund is subject to asset allocation risk, active management risk, underlying fund risk and, depending on the allocation of Fund assets among Underlying Funds, proportionately subject to the risks of equity securities and the risks of fixed-income securities. Because certain Underlying Funds use derivatives to a limited degree, the Funds have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Asset Allocation

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result

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in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocation among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocation for the Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocation can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Equity Securities

Each of the Funds invests to some degree, at different levels depending on where it is on the investment glidepath, in equity securities, through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. Therefore, the value of a Fund may increase or decrease as a result of its investments in equity securities. More specifically, the Fund, or any of the Fund’s portfolio securities, typically are subject to the following principal investment risks:

• Market Risk—The risk that the price of securities or financial instruments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the securities or financial instruments that an Underlying Fund holds may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, the Funds may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of its financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Style Risk—Some of the Underlying Funds in which the Funds invest use either a growth or value investing style. An Underlying Fund that uses either a growth investing or a value investing style entails the risk that

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equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in an Underlying Fund’s portfolio value.

• Risks of Growth Investing—Underlying Funds with a growth investing style, like the Large-Cap Growth Fund or the Enhanced Large-Cap Growth Index Fund, may be invested in growth stocks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Underlying Funds with a value investing style, like the Large-Cap Value Fund or the Enhanced Large-Cap Value Index Fund, may be invested in securities believed to be undervalued. Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced (or overpriced) when acquired and therefore do not perform as anticipated.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, an Underlying Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of medium-sized companies that an Underlying Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies are sometimes greater than those of more widely traded securities.

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• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may sometimes be difficult to find buyers for securities of small-sized companies that an Underlying Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies are sometimes greater than those of more widely traded securities.

• Foreign Investment Risk—Each of the Lifecycle Funds may include an allocation to the International Equity Fund, Enhanced International Equity Index Fund and the Emerging Markets Equity Fund. Each of these Underlying Funds invests primarily in foreign securities. Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations. The risks described above often increase in countries with emerging markets

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

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• Enhanced Index Risk—Certain Underlying Funds that are enhanced index funds may also underperform their benchmark indices. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Underlying Enhanced Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. In addition, seeking enhanced results relative to an index may cause an Underlying Enhanced Index Fund to actually underperform its respective index.

• Quantitative Analysis Risk—The risk that securities selected for Underlying Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends.

Fixed-Income Securities

A portion of each of the Fund’s assets is allocated to Underlying Funds investing primarily in fixed-income securities. An investment in fixed-income securities typically will be subject to the following investment risks described below:

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing an Underlying Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities (such non-investment grade securities may also be referred to as "high-yield" or "junk bonds") because their issuers are typically in weaker financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high yield fixed-income securities are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid, therefore they may be more difficult to purchase or sell.

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• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which an Underlying Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for an Underlying Fund to properly value assets represented by such investments. In addition, an Underlying Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all.

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, an Underlying Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, an Underlying Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on fixed-income investments tend to decrease, which could adversely affect the Fund’s income. Conversely, when prevailing interest rates increase, the market values of fixed-income investments (particularly those paying a fixed rate of interest) tend to decline. Depending on the timing of the purchase of a fixed-income investment and the price paid for it, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Underlying Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by an Underlying Fund can result in losses to investors in an Underlying Fund.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest

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rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by an Underlying Fund can result in losses to investors in an Underlying Fund.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by an Underlying Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

Active Management Risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, Underlying Funds could underperform their respective benchmarks or other mutual funds with similar investment objectives.

Underlying Fund Risk

The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Derivatives Risk

The risks associated with investing in derivatives by the Underlying Funds may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established

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markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of the Underlying Funds than if they had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, are greater than investing directly in the underlying security or other instrument. Derivative instruments can create leverage by magnifying investment losses or gains, and the Underlying Funds could lose more than the amount invested.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and in equity and fixed-income securities investments that are discussed in the “Summary Information” sections above and in the Funds’ SAI.

No one can assure that a Fund or an Underlying Fund's will achieve its investment objective and investors should not consider any one fund to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a Fund.

ADDITIONAL INFORMATION ON PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES OF UNDERLYING FUNDS

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund, the Enhanced Large-Cap Growth Index Fund, the Enhanced Large-Cap Value Index Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Equity Fund, the International Equity Fund, the Enhanced International Equity Index Fund, and the Emerging Markets Equity Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Equity Fund also may buy and sell (1) put and call options on securities of the types it each may invest in and on securities indices composed of such securities, (2) futures contracts on securities indices composed of securities of the types in which each may invest, and (3) put and call options on such futures contracts. The Equity Funds may use such options and futures contracts for hedging, cash management and increasing total return. Futures contracts permit an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments. To manage currency

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risk, the Equity Funds also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, an Equity Fund may invest in investment company securities, such as ETFs. The Funds may also invest in ETFs, as well as ETNs, for investment exposure, cash management hedging or short-term defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When the Equity Funds or the Funds invest in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), they will bear a proportionate share of expenses charged by these pools or products to their investors. An ETF may trade at a premium or discount to NAV.

The Equity Funds may also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference (“CFD”), an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies, as well as current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Fund, the Bond Plus Fund, the Inflation-Linked Bond, the High-Yield Fund and the Short-Term Bond Fund (collectively, the Fixed-Income Funds)—may make certain other investments, but not as principal strategies. For example, (Fixed-Income) Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Investments for Temporary Defensive Purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments,

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including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

PORTFOLIO TURNOVER

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocation. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear brokerage commissions or other transaction costs when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater brokerage commission expenses or other transaction costs borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods are provided in the Financial Highlights. The Funds is not subject to a specific limitation on portfolio turnover and is generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate for an Underlying Fund generally will result in greater brokerage commission expenses borne by the Funds and, ultimately, by shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to shareholders, as taxable income. None of the Underlying Funds of the Trust are subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

SHARE CLASSES

Each Fund offers Retirement, Premier and Institutional Class shares in this Prospectus. The Lifecycle Retirement Income Fund also offers Retail Class shares. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide

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which class best suits your needs. Please contact TIAA-CREF if you have questions or would like assistance in determining which class is right for you.

MANAGEMENT OF THE FUNDS

THE FUNDS’ INVESTMENT ADVISER

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and the TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2011, Advisors and TCIM together had approximately $235 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the table on Fees and Expenses in the Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust that was approved by shareholders of each Fund (the “Management Agreement”). Advisors’ duties include, among other things, providing the Funds with investment research, advice and supervision, furnishing an investment program for the Funds, determining which securities or other investments to purchase, sell or exchange and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

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INVESTMENT MANAGEMENT FEES

Under the terms of the Management Agreement, Advisors is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund. Advisors has contractually agreed to waive this management fee on each Fund. This waiver will remain in effect until September 30, 2012 unless changed with approval of the Board of Trustees. Due to these waivers, Advisors received no management fees from the Lifecycle Funds during the fiscal periods ended September 3, 2010 and May 31, 2011. Advisors also receives management fees as the investment adviser to the Underlying Funds.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.00% of average daily net assets for Institutional Class shares of the Funds. These expense reimbursement arrangements will continue through at least September 30, 2012, unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the each Fund’s Management Agreement (except the Lifecycle 2055 Fund) is available in the Funds’ semiannual shareholder report for the fiscal period ended March 31, 2011. For the Lifecycle 2055 Fund, such discussion is available in the Funds’ shareholder report for the fiscal period ended May 31, 2011. For a free copy of the Funds’ shareholder report, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area(s) applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the team may change from time to time.

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Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
LIFECYCLE FUNDS
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager); Morgan Stanley Investment Management—2001 to 2006 (U.S. Research Director (oversight of equity research analysis team for U.S. market segments).	2006	1992	2006
Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight responsibility for all quantitative equity strategies, equity index funds and asset allocation funds)	1996	1988	2006
Pablo Mitchell Director	Asset Allocation (daily portfolio management)	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (quantitative portfolio manager; various quantitative equity research responsibilities); Thomson Vestek—2003 to 2004 (senior quantitative researcher for equity and fixed-income performance analysis and risk modeling)	2004	2002	2006

The Funds’ SAI provides additional disclosure about the compensation structure for each of the Fund's portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

OTHER SERVICES

Under the terms of the Management Agreement, responsibility for payment of administrative expenses, including transfer agency, dividend disbursing, accounting, administrative and shareholder services, is allocated either directly to the Funds or to Advisors.

The Funds have a separate service agreement with Advisors (the “Retirement Class Service Agreement”) pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for Retirement Class shares, including services associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Under the Retirement Class Service Agreement, the Retirement Class of each Fund pays a monthly fee to Advisors at an annual rate of 0.25% of average daily net assets, which is reflected as part of “other expenses” in the Fee and Expenses section of this Prospectus. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Retirement Class Service Agreement.

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DISTRIBUTION AND SERVICES ARRANGEMENTS

ALL CLASSES

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares. TPIS may enter into agreements with other intermediaries, including its affiliated broker/dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to sell shares of the Funds. For Premier Class and Retail Class shares, TPIS may utilize some or all of the 12b-1 fees it receives from Premier Class and Retail Class shares to pay such other intermediaries for expenses incurred in connection with the sale, promotion and/or servicing of Premier Class and Retail Class shares. In addition TPIS, Services or Advisors may pay intermediaries out of its own assets to support the distribution and/or servicing of Funds’ shares. Payments to intermediaries may include payments to certain third-party broker/dealers and financial advisors, including fund supermarkets, to provide access to their fund distribution platforms, as well as to provide transaction processing or administrative services.

RETAIL CLASS

TPIS distributes the Funds’ Retail Class shares. The Funds have adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares that allows the Funds to reimburse TPIS and other entities for expenses related to the sale and promotion of Retail Class shares.

Under the plan, the Funds may reimburse TPIS and TPIS may, in turn, pay another entity up to 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related expenses as well as shareholder services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution expenses of Retail Class shares. Because Rule 12b-1 plan fees are paid out of the Retail Class assets on an ongoing basis, over time they will increase the cost of your investment in the Fund.

More information about the Funds’ distribution and services arrangements for Retail Class shares appears in the Funds’ SAI.

RETIREMENT CLASS

TPIS distributes the Funds’ Retirement Class shares. The Funds have adopted a distribution plan under Rule 12b-1 with respect to Retirement Class shares that allows the Funds to reimburse TPIS and other entities for expenses related to the sale and promotion of Retirement Class shares and providing ongoing servicing and maintenance of accounts of the Funds’ shareholders, including sales and other expenses relating to the servicing efforts.

Under the plan, the Funds may reimburse TPIS and TPIS may, in turn, pay another entity up to 0.05% of average daily net assets attributable to Retirement Class shares for distribution and promotion-related expenses as well as shareholder services. Because Rule 12b-1 plan fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your

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investment in the Funds. TPIS has contractually agreed not to seek any reimbursements from the Funds under the Distribution Plan through at least September 30, 2012. This agreement may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.

More information about the Funds’ distribution and services arrangements for Retirement Class shares appears in the Funds’ SAI.

PREMIER CLASS

TPIS distributes the Funds’ Premier Class shares. The Funds have adopted a distribution plan under Rule 12b-1 with respect to Premier Class shares under which the Funds pay TPIS an annual fee to compensate TPIS for TPIS’ services related to the sale, promotion and/or servicing of Premier Class shares.

Under the plan, the Funds pay TPIS and TPIS may, in turn, pay another entity at the annual rate of 0.15% of average daily net assets attributable to Premier Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services. Advisors, TPIS and their affiliates, at their own expense, may also continue to pay for distribution, promotional and shareholder account maintenance expenses of Premier Class shares. Because Rule 12b-1 plan fees are paid out of Premier Class assets on an ongoing basis, over time they will increase the cost of your investment in the Premier Class.

More information about the Funds’ distribution and services arrangements for Premier Class shares appears in the Funds’ SAI.

INSTITUTIONAL CLASS

TPIS distributes the Funds’ Institutional Class shares. More information about the Funds’ distribution and services arrangements for Institutional Class shares appears in the Funds’ SAI.

CALCULATING SHARE PRICE

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the New York Stock Exchange (the “NYSE”) is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes prior to 4 p.m. Eastern Time). The Funds do not price their shares on days that the NYSE is closed. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of the Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Unaffiliated Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share

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or market value per share of each of the Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

To value securities and other instruments held by the Underlying Funds of the Trust (other than for the Money Market Fund), such Underlying Funds generally use market quotations or values obtained from independent pricing services to value such assets. Fixed-income securities with remaining maturities of 60 days or less that are held by the Underlying Funds of the Trust are generally valued using their amortized cost. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds may also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE is closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE is closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities may see more of their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, the Underlying Fund uses a fair value pricing service approved by the Underlying Fund’s Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities decreases the ability of market timers to make money by exchanging into or out of an affected

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Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The values of any securities of Unaffiliated Underlying Funds held by a Fund are based on the market value of the securities. The Funds use fair value pricing to value these securities under the same circumstances that the Underlying Funds use fair value pricing to value their portfolio securities, as described above. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate a Fund’s NAV.

Money market instruments (other than those held by a money market Underlying Fund) with maturities of more than 60 days are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

DIVIDENDS AND DISTRIBUTIONS

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from securities held by the Fund and capital gains realized from the sale of securities. Each Fund plans to pay dividends on an annual basis (except for the Retirement Income Fund, which plans to pay dividends on a quarterly basis). Each Fund intends to pay net capital gains, if any, annually.

Dividends and capital gain distributions paid to Premier Class and Retirement Class shareholders who hold their shares through a TIAA-CREF administered plan or custody account will automatically be reinvested in additional same class shares of the particular Fund. All other Premier and Retirement Class shareholders, as well as Institutional and Retail Class shareholders,may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another Fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

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5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On each Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

TAXES

As with any investment, you should consider how your investment in any Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from the Fund will be sent to you and the Internal Revenue Service (“IRS”). Long-term capital gain distributions generally may be taxed at a maximum federal rate of 15% to individual investors (or at 0% to individual investors who are in the 10% or 15% tax bracket). These rates are currently scheduled to apply through 2012. Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the

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shareholder from treating any portion of a dividend as “qualified dividend income.” The favorable treatment of qualified dividends is currently scheduled to expire after 2012. Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Whenever you sell shares of a Fund, you will be sent a confirmation statement showing how many shares you sold and at what price. However, you or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on the Fund and its Underlying Funds and its investments and these taxes generally will reduce the Fund’s distributions. If the Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund's may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid

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by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to Employee Benefit Plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other Tax Matters. Certain investments of the Funds, including certain debt instruments, foreign securities and shares of other investment funds could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

YOUR ACCOUNT: PURCHASING, REDEEMING
OR EXCHANGING SHARES

RETAIL CLASS

Eligibility – Retail Class

Types of Accounts

Retail Class shares of the Fund are available for purchase in the following types of accounts:

• Individual accounts (for one person) or Joint accounts (more than one person) including Transfer on Death (TOD) accounts (see below for more details).

• Financial advisor accounts.

• Trust accounts (other than foreign trust accounts).

• Accounts for a minor child under the Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA).

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• Traditional IRAs and Roth IRAs. These accounts let you shelter investment income from federal income tax while saving for retirement.

• Coverdell Education Savings Accounts (“Coverdell” accounts, formerly Education IRAs). These accounts let you shelter investment income from federal income tax while saving to pay qualified higher education expenses of a designated beneficiary.

• Corporate and Institutional accounts.

• Omnibus accounts held by financial intermediaries, platforms, programs, plans and other similar entities (collectively, “financial intermediaries”) on behalf of other investors.

• Registered and unregistered investment company accounts.

• Other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

The Fund will only accept accounts with a U.S. address of record; the Fund will not accept accounts with a foreign address of record. Additionally, the Fund will not accept a P.O. Box as the address of record.

For more information about opening an IRA or corporate or institutional account, please call the Fund at 800 223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

Purchasing Shares – Retail Class

How to Open an Account and Make Subsequent Investments

To open an account, send the Fund a completed application with your initial investment. If you want an application, or if you have any questions or need help completing the application, call one of the Funds’ consultants at 800 223-1200. You can also download and print the application from our website at www.tiaa-cref.org. If you intend to hold your shares indirectly through a financial intermediary, please contact the intermediary about initiating purchases of Fund shares or making additional purchases.

The minimum initial investment for Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for all other accounts, including custodial (UGMA/UTMA) accounts is $2,500 per Fund account.

Subsequent investments for all account types must be at least $100 per Fund account. Financial intermediaries may enforce their own minimum initial and subsequent investment minimums. The Funds have the discretion to waive or otherwise change the initial or subsequent minimum investment requirements at any time without any prior notice to shareholders. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Fund will not accept payment in the following forms: travelers checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. The Fund will not accept corporate checks for investment into non-corporate accounts. The Funds will not accept third-party checks. (Any check not made payable directly

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to TIAA-CREF Funds-Retail Class will be considered a third-party check). The Fund cannot accept checks made out to you or other parties and signed over to the Fund. The Fund can only accept payment to establish a new account if the check presented for deposit into the new account is drawn against an account registered in the same name as the prospective investor.

The Fund considers all purchase requests to be received when they are received in “good order” by the Fund’s transfer agent (or other authorized Fund agent). Financial intermediaries may have their own independent good order and eligibility requirements. (See below.)

To Open An Account On-Line: Please visit the Funds’ Web Center at www.tiaa-cref.org and click on Mutual Funds. You can establish an individual, joint, or custodian (UGMA or UTMA) account. For assistance in completing these transactions, please call 800 223-1200. Once completed, your transaction cannot be modified or canceled.

To Open An Account By Mail: Send your check, made payable to TIAA-CREF Funds—Retail Class, and application to:

First Class Mail: The TIAA-CREF Funds—Retail Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Funds—Retail Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

Once submitted, your transaction cannot be modified or canceled.

To Open An Account By Wire: Send a completed and signed application by mail, then call the Funds to confirm that your account has been established. Instruct your bank to wire money to:

 State Street Bank and Trust Company

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99052771

Specify on the wire:

• The TIAA-CREF Funds—Retail Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund and amount to be invested.

You can purchase additional shares in any of the following ways:

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By Mail: Send a check to either of the addresses listed above with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper to give us your name, address, Fund account number, the Fund you want to invest in and the amount to be invested in the Fund.

By Automatic Investment Plan (AIP): You can make subsequent investments automatically by electing to utilize the Automatic Investment Plan on your initial application or later upon request. By electing this option you authorize the Fund to take regular, automatic withdrawals from your bank account.

To begin this service, send the Funds a voided checking or savings account investment slip. It will take the Funds up to 10 days from the time it is received to set up your Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next business day if those days are not business days). Investments must be made for at least $100 per Fund account.

You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone. The change will take effect approximately 5 business days after the Funds receive your request.

By Telephone: Call 800 223-1200. You can make electronic withdrawals from your designated bank account to buy additional Retail Class shares of the Funds over the telephone. There is a $100,000 limit on these purchases. Telephone requests cannot be modified or canceled.

All shareholders automatically have the right to buy shares by telephone provided bank account information and a voided check were provided at the time the account was established. If you do not want the telephone purchase option, you can indicate this on the application or call the Funds at 800 223-1200 any time after opening your account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800 223-1200, or you may download it from the Funds’ website.

Over the Internet: With TIAA-CREF’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional shares over the Internet. There is a $100,000 limit on these purchases. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically. Once made, your transactions cannot be modified or canceled.

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By Wire: To buy additional shares by wire, follow the instructions above for opening an account by wire (please note that there is no need to forward another account application once the account has been established and you are making a subsequent investment).

Note that if you hold Fund shares through a financial intermediary, you must contact the intermediary to purchase additional shares.

Points to Remember for All Purchases

• Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” (see below) and the money you sent will be returned to you.

• The Funds reserve the right to reject any application, investment or purchase request. There may be circumstances when the Fund will not accept new investments without prior notice to shareholders.

• Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below).

• If you hold your shares through a financial intermediary, it may charge you additional fees. Contact your financial intermediary to find out if it imposes any other conditions, such as a higher minimum investment requirement, on your transactions.

• If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds or any other series of the Trust. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar day hold on all purchases by check, or through electronic funds transfer.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security

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procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit a shareholder to purchase Retail Class shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the shareholder’s account will be credited with Retail Class shares equal in net asset value to the market value of the securities received. Shareholders who are investing through a financial intermediary or plan who are interested in making in-kind purchases should contact the Fund or their intermediary or plan sponsor directly. Otherwise, shareholders interested in making in-kind purchases should contact the Fund directly.

Redeeming Shares – Retail Class

You can redeem (sell) your Retail Class shares of the Funds at any time. If you hold your Fund shares through a financial intermediary, please contact the intermediary to sell your shares. Your intermediary may have different requirements and restrictions on redemptions than the Fund.

Usually, the Funds send your redemption proceeds to you on the next business day after the Funds receive your request, but not later than seven days afterwards, assuming the request is received in good order by the Funds’ transfer agent (or other authorized Fund agent) (see below). If a redemption of shares is requested shortly after you have purchased those shares by check or automatic investment plan, it will take 10 calendar days for your check or automatic investment to clear and for your shares to be available for redemption.

The Funds send redemption proceeds to the shareholder of record at his/her address or bank of record. If proceeds are to be sent to someone else, a different address, or a different bank, the Funds generally will require a letter of instruction with a Medallion Signature Guarantee for each account holder (see below). The Funds can send your redemption proceeds by check to the address of record; by electronic transfer to your bank; or by wire transfer (minimum of $5,000). Before calling, read “Points to Remember When Redeeming,” below.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

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You Can Redeem Shares In Any Of The Following Ways:

By Mail: Send your written request to either of the addresses listed in the “How to Open an Account and Make Subsequent Investments” section. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees (if required), and any other required supporting legal documentation. Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

By Telephone: Call 800 223-1200 to redeem shares in amounts under $50,000. Once made, your telephone request cannot be modified or canceled.

All shareholders automatically receive the telephone redemption option. If you do not want to be able to redeem by telephone, indicate this on your application or call the Funds any time after opening your account. Telephone redemptions are not available for IRA accounts.

By Systematic Redemption Plan: You can elect this feature only from accounts with balances of at least $5,000. The Funds will automatically redeem shares in a Fund each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days) and provide you with a check or electronic transfer to your bank. You must specify the dollar amount of the redemption.

If you want to set up a systematic redemption plan, contact the Funds and they will send the necessary forms to you. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee is required for this address change.

The Funds can terminate the systematic redemption plan option at any time, although the Funds will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or calling the Fund. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within 5 days after the Funds receive your instructions.

Points To Remember When Redeeming:

• The Funds cannot accept redemption requests specifying a certain price or date; these requests will be deemed to be not in “good order” (see below) and will be returned.

• If you request a redemption by telephone within 30 days of changing your address, or if you would like the proceeds sent to someone else, you must send the Funds your request in writing with a Medallion Signature Guarantee of all owners exactly as registered on the account.

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In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, a shareholder redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Funds in their discretion. The shareholder receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retail Class

Investors holding Retail Class shares of the Funds are accorded certain exchange privileges involving their Retail Class shares of the Fund. For purposes of making an exchange involving Retail Class shares, an “exchange” means:

• a sale (redemption) of Retail Class shares of the Fund and the use of the proceeds to purchase Retail Class shares of another fund or series of the TIAA-CREF Funds.

In each case, these exchanges may be made at any time, subject to the exchange privilege limitations described below and in the section below entitled “Market Timing/Excessive Trading Policy.” The minimum investment amounts that apply to purchases also apply to exchanges. In other words, for any account, an exchange into a fund in which you already own shares must be at least $50. An exchange to a new fund account must meet the account minimums as stated by account type above (i.e., $2,000 per fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

Exchanges between funds can be made only if the accounts are registered identically in the same name(s), address and Social Security number or taxpayer identification number.

If you hold your shares through a financial intermediary, please contact the intermediary to exchange Fund shares. Please note that financial intermediaries may have their own limitations, restrictions or fees on exchange requests.

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You Can Make Exchanges In Any Of The Following Ways:

By Mail: Send a letter of instruction to either of the addresses in the “How to Open an Account and Make Subsequent Investments” section. The letter must include your name, address, and the funds and accounts you want to exchange between.

By Telephone: Call 800 223-1200. Once made, your telephone request cannot be modified or canceled.

Over the Internet: You can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at
www.tiaa-cref.org. Once made, your transaction cannot be modified or canceled.

By Systematic Exchange: You can elect this feature only if the balance of the Fund account from which you are transferring shares is at least $5,000. The Funds automatically redeem Retail Class shares from the Funds and purchase Retail Class shares in another fund or series of the TIAA-CREF Funds each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days). You must specify the dollar amount and the funds involved in the exchange. An exchange into a fund in which you already own shares must be for at least $50, and an exchange into a new fund account must meet the account minimums as stated by account type above (i.e., $2,000 per fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

If you want to set up a systematic exchange, you can contact the Funds and they will send you the necessary forms. All owners of an account must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the Funds. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within 5 days after the Funds receive your instructions.

Points To Remember When Exchanging:

• Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the funds into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

• The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. A Fund may do this, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market timing activity.

• An exchange is considered a sale of securities, and therefore is taxable.

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RETIREMENT CLASS

Eligibility – Retirement Class

Retirement Class shares of the Funds are (or may be made) available by or through:

• accounts established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b)(7) or 457 of the Code, that are sponsored or administered by TIAA-CREF.

• certain custody accounts sponsored or administered by TIAA-CREF that are established by individuals as IRAs pursuant to section 408 of the Code.

• certain intermediaries who have entered into a contract or arrangement with the Funds, or their investment adviser or distributor that enables them to purchase shares on behalf of their clients.

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor for Retirement Class

Collectively, intermediaries that are unaffiliated with TIAA-CREF and/or that do not provide custodial services to plans administered by TIAA-CREF, but that have contracted with the Trust or its affiliates to offer Retirement Class shares of the Funds are referred to as “Eligible Investors” in the rest of this “Retirement Class” section of this Prospectus.

Purchasing Shares – Retirement Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Retirement Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Retirement Class shares of the Funds by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Retirement Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Retirement Class shares of the Funds by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

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The Funds impose no minimum investment requirement for Retirement Class shares. The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

The Funds have the right to reject your custody application and to refuse to sell additional Retirement Class shares of the Funds to any investor for any reason. The Funds treat all orders to purchase Retirement Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds may suspend or terminate the offering of Retirement Class shares of one or more of the Funds to your employer’s plan.

Allocating Retirement Contributions to the Fund—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Retirement Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Opening an IRA or Keogh Account

Any plan participant or person eligible to participate in a plan may open an IRA or Keogh custody account and purchase Retirement Class shares for their account. For more information about opening an IRA, please call the Funds’ Telephone Counseling Center at 800 842-2888 or go to the TIAA-CREF Web Center at www.tiaa-cref.org. The Funds reserve the right to limit the ability of IRA and Keogh accounts to purchase the Retirement Class of certain Funds.

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Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

The Funds do not impose minimum investment requirements. However, investors purchasing Retirement Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Retirement Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Lifecycle Funds—Retirement Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and amount per Fund to be invested.

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To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Retirement Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

• If you invest in the Retirement Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If any investment in a Fund is returned as “insufficient funds,” the Fund will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

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In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Retirement Class shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Retirement Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Retirement Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Retirement Class shares at any time, subject to the terms of their employer’s plan, and Eligible Investors can redeem (sell) their Retirement Class shares at any time. A redemption can be part of an exchange.

To request a redemption, you can do one of the following:

• write to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• call our Automated Telephone Service (24 hours a day) at 800 842-2252.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. We can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Retirement Class shares of other funds or series of the TIAA-CREF Funds available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Funds’ transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant or IRA account will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Retirement Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take up to ten days. If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 14 calendar days. You may obtain a signature guarantee

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from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors. If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Retirement Class shares at any time.

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

If you request a redemption, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some

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commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to other Fund shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of Fund assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund's entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Retirement Class

Exchanging Shares—For Participants Purchasing Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Retirement Class shares of a Fund for Retirement Class shares of another fund available under the plan (including other funds or series of the TIAA-CREF Funds, if available). An “exchange” means:

• a sale of Retirement Class shares of the Fund held in your participant or IRA account and the use of the proceeds to purchase Retirement Class shares of another fund for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Retirement Class shares of the Fund for your participant, IRA or Annuity account; or

• a sale of Retirement Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw

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redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be at least $100) or your entire balance, if less.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Retirement Class shares in a Fund for Retirement Class shares of any other fund or series of the TIAA-CREF Funds at any time, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities and therefore may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to the Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor, like a plan or intermediary, should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives

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you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

PREMIER CLASS

Eligibility – Premier Class

Premier Class shares of the Funds are available for purchase by or through

• certain intermediaries or entities affiliated with TIAA-CREF including

• registered investment companies,

• state-sponsored tuition savings plans or healthcare saving accounts (“HSAs”),

• insurance company separate accounts advised by or affiliated with Advisors, or

• other affiliates of TIAA-CREF;

• other non-affiliated persons, entities or intermediaries including

• investment companies,

• state-sponsored tuition savings plans or prepaid plans or insurance company separate accounts,

• employer-sponsored employee benefit plans who have entered into a contract or arrangement that enables them to purchase shares of the Fund, or

• through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as 401(a) (including 401(k) plans), 403(a), 403(b) and 457 plans. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans; or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Each Fund reserves the right to determine in its sole discretion whether any person, intermediary, or entity is eligible to purchase Premier Class shares.

Definition of Eligible Investor for Premier Class

Collectively, all investors in the Funds, except for investors through an employer–sponsored employee benefit plan sponsored or administered by TIAA-CREF, are referred to as “Eligible Investors” in the rest of this “Premier Class” section of this Prospectus.

Account Minimums (Not Applicable At the Participant Level)

With respect to the categories of investors listed below, the aggregate plan sizes related to these investors must be at least $100 million:

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a)

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(including 401(k) plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where such accounts are established on a plan-level or omnibus basis; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

With respect to the categories of investors listed below, in addition to the $100 million minimum aggregate plan size noted above, an initial minimum investment of $1 million with respect to each Fund is required:

• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs whose clients pay asset-based fees to such entities for investment advisory, management or other services;

• Trust companies that are not sponsored by an affiliate of Advisors;

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Any unaffiliated individual retirement plan or group retirement plan, or those retirement plans not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity provides services to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons or entities that the Funds may approve from time to time.

Please note that the $100 million aggregate plan size and the initial minimum investment requirements noted above must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, each Fund reserves the right to convert any Premier Class shareholder’s shares to another class of shares of the Fund for which the shareholder is otherwise eligible if the plan size or initial minimum investment requirements are not met in a reasonable period of time, or if the aggregate plan size falls below $100 million. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares.

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Each Fund reserves the right to waive or modify eligibility requirements for the Premier Class at any time for any investor or financial intermediary.

Purchasing Shares – Premier Class

Purchasing Shares—For Participants Purchasing Shares through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are a participant in such a plan and your employer or plan trustee has established a plan account, then you may direct the purchase of Premier Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org.

You may direct the purchase of Premier Class shares of a Fund by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Premier Class shares (see “Allocating Retirement Contributions to a Fund” below). You may also direct the purchase of Premier Class shares of the Fund by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer’s plan.

No Minimum Investment Requirements are imposed at the Participant Level.

The Funds impose no minimum investment requirements for Premier Class shares on the participant level (however, see above for minimums on aggregate plan/account sizes). The Funds also do not currently restrict the frequency of investments made in the Funds by participant accounts, although the Funds reserve the right to impose such restrictions in the future. Your employer’s plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as an account’s address of record. Each investment in your participant account must be for a specified dollar amount. All other requests, including those specifying a certain price, date, or number of shares, will not be deemed to be in “good order” (see below) and will not be accepted by the Funds.

The Funds have the right to reject your application and to refuse to sell additional Premier Class shares to any investor for any reason. The Funds treat all orders to purchase Premier Class shares as being received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). Each Fund may suspend or terminate the offering of Premier Class shares to your employer’s plan.

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Allocating Retirement Contributions to a Fund—For Participants Purchasing through a Plan or Account Sponsored or Administered by TIAA-CREF:

If you are just starting out and are initiating contributions to your employer’s plan, you may allocate single or ongoing contribution amounts to Premier Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Purchasing Shares—For Eligible Investors and Their Clients:

Eligible Investors may invest directly in the Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of shares by one or more of the Funds at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

See above for certain minimum investment limits on purchases of the Funds by certain investors and certain aggregate minimum plan/account sizes. Additionally, investors purchasing Premier Class shares through Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Premier Class shares. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience

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checks, cashier’s checks, cash or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

Opening an account or purchasing shares by wire—Eligible Investors:

Eligible Investors should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

Specify on the wire:

• The TIAA-CREF Lifecycle Funds—Premier Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and amount per fund to be invested.

To buy additional shares by wire, Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire. Once a Fund account has been opened, shareholders do not have to send the Funds an application again.

Points to Remember for All Purchases by Eligible Investors:

• Each investment by an Eligible Investor in Premier Class shares of the Funds must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return the money you sent.

• If you invest in the Premier Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions.

• If the Funds do not receive good funds through wire transfer, they will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds.

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• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• Your ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares by Eligible Investors

Advisors, at its sole discretion, may permit Eligible Investors or their clients to purchase Premier Class shares with investment securities (instead of cash) if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Premier Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

Redeeming Shares – Premier Class

Redeeming Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

TIAA-CREF participants may redeem (sell) their Premier Class shares at any time, subject to the terms of their employer’s plan and Eligible Investors can redeem (sell) their Premier Class shares at any time. A redemption can be part of an exchange.

To request a redemption, you can do one of the following:

• write to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• call our Automated Telephone Service (24 hours a day) at 800 842-2252.

You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a

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redemption. We can suspend or terminate your ability to transact by telephone, internet, or by fax at any time for any reason.

Pursuant to a TIAA-CREF participant’s instructions, the Funds reinvest redemption proceeds in (1) Premier Class shares of other funds or series of the TIAA-CREF Funds available under the participant’s plan, or (2) shares of other mutual funds available under the participant’s plan. Redemptions are effected as of the day that the Fund’s transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant will be credited within seven days thereafter. If a redemption is requested after a recent purchase of Premier Class shares by check, the Funds may delay payment of the redemption proceeds until the check clears. This can take up to ten days. If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the withdrawal is sent to a bank account not on file, address other than the address of record, or to an address of record that has been changed within the last 14 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Fund for further information.

We reserve the right to require a signature guarantee on any redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

Redeeming Shares—For Eligible Investors and Their Clients:

Eligible Investors can redeem (sell) their Premier Class shares at any time.

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor. Redemption requests generally must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

If you hold shares through an Eligible Investor, like a plan or intermediary, please contact the Eligible Investor for redemption requests.

Usually, the Funds send redemption proceeds to the Eligible Investor on the next business day after the Funds receive a redemption request in “good order”

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by the Funds’ transfer agent (or other authorized Fund agent) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the withdrawal is sent to bank account not on file, address other than the address of record, or to an address of record that has been changed within the last 14 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Fund for further information.

We reserve the right to require a signature guarantee on any redemption.

In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an Eligible Investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio which may consist of either Institutional Class shares of the underlying Funds or actual securities originally held by the Underlying Funds instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund or an Underlying Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The Eligible Investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Premier Class

Exchanging Shares—For Participants Holding Shares through a Plan or Account Administered by TIAA-CREF:

Subject to the limitations outlined below and any limitations under your employer’s plan, you may exchange Premier Class shares of a Fund for Premier Class shares of another fund available under the plan (including other funds or series of the TIAA-CREF Funds, if available). An “exchange” means:

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• a sale of Premier Class shares of a Fund held in your participant account and the use of the proceeds to purchase Premier Class shares of another Fund or other fund or series of the TIAA-CREF Funds for your account;

• a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Premier Class shares of a Fund for your participant or Annuity account; or

• a sale of Premier Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, the TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:

• writing to TIAA at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (available 24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if less.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

Exchanging Shares—For Eligible Investors and Their Clients:

Eligible Investors can exchange Premier Class shares in a Fund for Premier Class shares of any other Fund or series of the TIAA-CREF Funds at any time, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in one fund and a purchase of shares in another fund.)

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer

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identification number. An exchange is considered a sale of securities and therefore may be a taxable event.

The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Shareholders who hold shares through an Eligible Investor like a plan or intermediary should contact the Eligible Investor for exchange requests. Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

INSTITUTIONAL CLASS

Eligibility – Institutional Class

Institutional Class shares of the Funds are available for purchase by or through:

• certain intermediaries affiliated with TIAA-CREF, or

• other non-affiliated persons or intermediaries who have entered into a contract or arrangement that enables them to purchase shares of the Fund, or other affiliates of TIAA-CREF, such as

• state-sponsored tuition savings plans or prepaid plans,

• insurance company separate accounts,

• employer-sponsored employee benefit plans,

• accounts established by employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals such as IRAs. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans, or

• other accounts, entities and categories of shareholders as may be approved by the Fund from time to time.

Definition of Eligible Investor

Collectively, investors that have contracted with the Trust or its affiliates to offer Institutional Class shares of the Fund and entities that are affiliated with the Trust, Advisors or TPIS are referred to as “Eligible Investors” in this “Institutional Class” section of this Prospectus.

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Under certain circumstances, Institutional Class shares of the Fund may be offered directly to certain eligible individuals or institutions (each, a “Direct Purchaser”).

Account Minimums—Certain Eligible Investors

No minimum initial investment is required to purchase Institutional Class shares of the Fund by or through the following categories of Eligible Investors:

• Certain financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent, including:

• Financial intermediaries affiliated with Advisors;

• Other financial intermediaries, platforms and programs, including registered investment adviser (“RIA”) programs, wrap programs and other advisory programs: (1) whose clients pay asset-based fees to such entities for investment advisory, management or other services; and (2) which are not compensated by the Funds for any services provided to clients who hold Fund shares through such entities;

• Trust companies, including both those affiliated with Advisors, such as TIAA-CREF Trust Company, FSB (the “Trust Company”) and other trust companies that are not affiliated with Advisors;

• Registered investment companies advised by or affiliated with Advisors, including funds of funds;

• State-sponsored tuition savings plans and healthcare savings accounts (“HSAs”) sponsored by Advisors or its affiliates;

• Insurance company separate accounts sponsored or administered by an insurance company that is affiliated with Advisors;

• Accounts established by employers or the trustees of plans sponsored by employers in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, profit-sharing plans, defined benefit plans and non-qualified deferred compensation plans where: (1) such accounts are established on a plan-level or omnibus basis; and (2) the plan, plan sponsor, any financial intermediary or any other entity is not compensated by the Funds for any services provided to investors who hold Fund shares through such entities; or

• Other affiliates of Advisors or other persons or entities that the Funds may approve from time to time.

Account Minimums—Other Investors

With respect to the categories of investors listed below, a $2 million minimum initial investment amount for purchases of Institutional Class shares of the Funds is applicable:

• Individual or institutional investors, including financial institutions, corporations, partnerships, foundations, banks, trusts, endowments,

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government entities or other similar entities, that invest directly in a Fund (such Direct Purchasers will be subject to a $1,000 minimum subsequent investment requirement);

• Registered investment companies, including funds of funds that are not advised or administered by Advisors or its affiliates;

• State-sponsored tuition savings plans and HSAs that are not sponsored by an affiliate of Advisors;

• Insurance company separate accounts that are sponsored or administered by insurance companies that are not affiliated with Advisors;

• Financial intermediaries that have entered into an appropriate agreement with the Funds, Advisors and/or TPIS directly or via their trading agent and which receive compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services;

• Any individual retirement plan or group retirement plan that is not held in an omnibus manner and for which the plan sponsor, trustee, other financial intermediary or other entity receives compensation from the Funds for services provided to investors who hold Fund shares through such entities, including, but not limited to, shareholder servicing or sub-accounting services; or

• Other persons, accounts, entities and categories of shareholders as determined by the Fund from time to time.

Please note that the initial minimum investment requirement must be met at the time of initial investment or, as approved by the Fund, over a reasonable period of time. At its sole discretion, each Fund reserves the right to convert any Institutional Class shareholder’s shares to another class of shares of the Fund for which the shareholder is otherwise eligible if the initial minimum investment requirement is not met in a reasonable period of time. Please see the section entitled “Conversion of Shares” below for more information on such mandatory conversions.

Investors who do not hold their Institutional Class shares directly with the Funds may be subject to additional expenses or eligibility requirements imposed by the financial intermediary, plan, platform, program or other entity through which they hold their shares. Eligible Investors (like financial intermediaries or employee benefit plans) may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements.

Each Fund reserves the right to waive or modify eligibility requirements for the Institutional Class at any time for any investor or financial intermediary.

Purchasing Shares – Institutional Class

Eligible Investors and Direct Purchasers may invest directly in the Institutional Class shares of the Funds. All other prospective investors should

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contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments in one or more of the Funds. The Funds reserve the right to suspend or terminate the offering of their shares at any time without prior notice. The Funds also reserve the right to reject any application or investment or any other specific purchase request.

As described above, the Funds impose minimum investment requirements for certain Eligible Investors and Direct Purchasers. However, Eligible Investors (like financial intermediaries or employee benefit plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Institutional Class shares and investors purchasing Institutional Class shares through Eligible Investors may purchase shares only in accordance with such requirements. Please contact your intermediary or plan sponsor for more information.

The Funds consider all purchase requests to be received when they are received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below). The Funds will not accept third-party checks. (The Funds consider any check not made payable directly to TIAA-CREF Funds as a third-party check.) The Funds cannot accept checks made out to you or other parties and signed over to the Funds. The Funds will not accept payment in the following forms: travelers’ checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. The Funds will not accept corporate checks for investment into non-corporate accounts.

To open an account or purchase shares by wire (Direct Purchasers and Eligible Investors):

Direct Purchasers should request an application from their Relationship Manager, who can help a Direct Purchaser complete the application or answer any questions that a Direct Purchaser may have about the application. A Direct Purchaser should send the Fund its application by mail, then call its Relationship Manager or the Fund directly to confirm that its account has been established. Or, the Direct Purchaser may forward its application and request for an account number directly to its Relationship Manager.

Eligible Investors or Direct Purchasers should instruct their bank to wire money to:

 State Street Bank

 225 Franklin Street

 Boston, MA 02110

 ABA Number 011000028

 DDA Number 99054546

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Specify on the wire:

• The TIAA-CREF Lifecycle Funds—Institutional Class;

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• Indicate if this is for a new or existing account (provide Fund account number if existing); and

• The Fund or Funds in which you want to invest and amount per Fund to be invested.

To buy additional shares by wire, Direct Purchasers and Eligible Investors should follow the instructions above for opening an account or purchasing shares by wire, except that existing investors need not forward another account application.

To open an account or purchase shares by mail (Direct Purchasers Only):

Send your check, made payable to TIAA-CREF Funds, and application to:

First Class Mail: The TIAA-CREF Lifecycle Funds—Institutional Class

 c/o Boston Financial Data Services

 P.O. Box 8009

 Boston, MA 02266-8009

Overnight Mail: The TIAA-CREF Lifecycle Funds—Institutional Class

 c/o Boston Financial Data Services

 30 Dan Road

 Canton, MA 02021-2809

To purchase additional shares by mail, send a check to either of the addresses listed above with the registration of the account, Fund account number, and the amount to be invested in each Fund.

Points to Remember for All Purchases—All Investors:

• Each investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares; such requests will be deemed to be not in “good order” (see below) and the Funds will return these investments.

• If you invest in the Institutional Class of the Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves affiliated with TIAA-CREF may be charged a fee by their intermediary or plan sponsor (in addition to the fees and expenses deducted by the Funds).

• If your purchase check does not clear or payment on it is stopped, or if the Funds do not receive good funds through wire transfer or electronic funds transfer, the Funds will treat this as a redemption of the shares purchased.

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You will be responsible for any resulting loss incurred by any of the Funds or Advisors and you may be subject to investment losses and tax consequences on such a redemption. If you are already a shareholder, the Funds can redeem shares from any of your account(s) as reimbursement for all losses. The Funds also reserve the right to restrict you from making future purchases in any of the Funds. There is a $25 fee for all returned items, including checks and electronic funds transfers. Please note that there is a 10-calendar day hold on all purchases by check.

• Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, the Funds may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

• An investor’s ability to purchase shares may be restricted due to limitations on exchanges, including limitations related to the Funds’ Market Timing/Excessive Trading Policy (see below).

• The Funds are not responsible for any losses due to unauthorized or fraudulent instructions so long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

In-Kind Purchases of Shares

Advisors, at its sole discretion, may permit an Eligible Investor or Direct Purchaser to purchase Institutional Class shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment policies and restrictions. If the Fund accepts the securities, the Eligible Investor’s or Direct Purchaser’s account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact the Funds or their intermediary or plan sponsor and Direct Purchasers interested in making in-kind purchases should contact either their Relationship Manager or the Funds directly.

Redeeming Shares – Institutional Class

Eligible Investors and Direct Purchasers can redeem (sell) their Institutional Class shares at any time.

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Redeeming Shares—For Shares Held Through an Eligible Investor

If your shares are held through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares held through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor.

Redeeming Shares—For Shares Held by Direct Purchasers

If you are a Direct Purchaser, either contact your Relationship Manager or send your written request to one of the addresses listed in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section for applicable redemption requirements. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, Medallion Signature Guarantees of each owner on the account (if required), and any other required supporting legal documentation.

Direct Purchasers wishing to make redemption orders by telephone should call their Relationship Manager.

Points to Remember—For All Redemptions

The Funds will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will not be deemed to be in “good order” (see below) and will be returned.

Redemption Proceeds—All Investors

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” by the Funds’ transfer agent (or other authorized Fund agent ) (see below), but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase by check, it may take 10 calendar days for your check to clear and for your shares to be available for redemption.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

If you request a redemption, we will send the proceeds by check to the address of record or by electronic funds transfer to the bank account on file. A letter of instruction with a bank signature guarantee is required if the redemption is sent to a bank account not on file, to an address other than the address of record, or to an address of record that has been changed within the last 30 calendar days. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Please contact the Funds for further information.

We reserve the right to require a signature guarantee on any redemption.

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In-Kind Redemptions of Shares

Certain large redemptions of Fund shares may be detrimental to other Fund shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement its investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90-day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of Fund assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s or an Underlying Fund's entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs.

Exchanging Shares – Institutional Class

Investors can exchange Institutional Class shares in a Fund for Institutional Class shares of any other fund or Institutional Class shares of any other fund or series of the TIAA-CREF Funds at any time, subject to the limitations described in the Funds’ Market Timing/Excessive Trading Policy below. (An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund.)

Exchanging Shares—Eligible Investors

If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Eligible Investors can make an exchange through a telephone request by calling their Relationship Manager.

Exchanging Shares—Direct Purchasers

If you are a Direct Purchaser and would like to make an exchange, you may either call your Relationship Manager or send a letter of instruction to either of the addresses in the “To open an account or purchase shares by mail (Direct Purchasers Only)” section. The letter must include your name, address, and the Funds and/or accounts you want to exchange between.

Exchange Requirements—All Investors

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. An exchange is considered a sale of securities, and therefore may be a taxable event. Any applicable minimum investment amounts on purchases also apply to exchanges.

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The Funds reserve the right to reject any exchange request and to modify, suspend or terminate the exchange privilege for any shareholder or class of shareholders. This may be done, in particular, when your transaction activity is deemed to be harmful to a Fund, including if it is considered to be market-timing activity.

Once made, an exchange request cannot be modified or canceled.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

CONVERSION OF SHARES – APPLICABLE TO ALL INVESTORS

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that because the NAVs of each class of the Funds will generally vary due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. If you hold your shares through an Eligible Investor like an intermediary or plan sponsor, please contact the Eligible Investor for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary Conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. If you hold your shares through an Eligible Investor like a plan or intermediary, please contact the Eligible Investor regarding conversions. Please be sure to read the applicable sections of the prospectus for

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the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Eligible Investors may not allow investors who own Fund shares through them to make share conversions.

Mandatory Conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

IMPORTANT TRANSACTION INFORMATION

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

186     Prospectus  ■  TIAA-CREF Lifecycle Funds

If you hold Institutional, Premier or Retirement Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

If you hold Retail Class shares through a financial intermediary, the intermediary may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors. Please contact the Fund before redeeming a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Minimum Account Size.

• Retail Class. Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed. The Funds reserve the right to waive or reduce the minimum account size for a Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the minimum account size requirements at any time without advance notice to shareholders.

• Premier and Retirement Class. Except as noted above under “Eligibility - Premier Class.” there is currently no minimum account size for Premier or Retirement Class shares. The Funds reserve the right, without prior notice, to establish a minimum amount required to open, maintain or add to an account.

• Institutional Class. While there is currently no minimum account size for maintaining an Institutional Class account, the Funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.

Small Account Maintenance Fee—Retail Class. The Funds charge an annual Small Account Maintenance Fee of $15.00 per Retail Class account (applicable to both retirement and non-retirement accounts) in order to allocate shareholder servicing costs equitably if your Fund balance falls below $2,000 (for any reason, including a decrease in market value). Investors cannot pay this fee by any other means besides an automatic deduction of the fee from their account.

The annual Small Account Maintenance Fee will not apply to the following types of Retail Class Fund accounts: accounts held through retirement or

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employee benefit plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s automatic investment plan (AIP); and accounts held through tuition (529) programs. However, the annual Small Account Maintenance Fee will apply to IRAs and Coverdell education savings accounts. The Funds reserve the right to waive or reduce the annual Small Account Maintenance Fee for any Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the annual Small Account Maintenance Fee at any time without advance notice to shareholders.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a financial intermediary, you must give the Fund your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to back-up withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address.

• Retail Class. To change the address on your account, please call the Funds or send the Funds a written notification signed by all registered owners of your account. If you hold your shares through a financial intermediary, please contact the intermediary to change your address.

•  Premier and Retirement Class. To change the address on an Eligible Investor account, please send the Funds a written notification.

• Institutional Class. To change the address on an account, please contact your Relationship Manager (for Direct Purchasers) or send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 14 days of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about

188     Prospectus  ■  TIAA-CREF Lifecycle Funds

when a Medallion Signature Guarantee may be required, please contact the Funds or your Relationship Manager (for Direct Purchasers).

Transferring Shares. You can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Advice About Your Account—Direct Purchasers Only. TPIS, a TIAA subsidiary, is considered the principal underwriter for the Funds and Services, a TIAA subsidiary, has entered into an agreement with TPIS to sell Fund shares. TPIS representatives are only authorized to recommend securities of TIAA or its affiliates. Neither TPIS nor Services receives commissions for these recommendations.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/06/41, Attention: Director, Distribution Operation Services.

Transfer On Death—Retail Class. If you live in certain states and hold Retail Class shares, you can designate one or more persons (“beneficiaries”) to whom your Fund shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiaries survive all shareholders. You maintain total control over your account during your lifetime.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do

TIAA-CREF Lifecycle Funds  ■  Prospectus     189

not want to be able to effect transactions over the telephone, call the Funds for instructions.

MARKET TIMING/EXCESSIVE TRADING POLICY—
APPLICABLE TO ALL INVESTORS

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the Fund and then redeems or exchanges any monies out of the Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Fund. The Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Fund also reserves the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible

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that similar transaction activity could be handled differently because of the surrounding circumstances.

A Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAVs, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Fund believes that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

ELECTRONIC PROSPECTUSES

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

ADDITIONAL INFORMATION ABOUT INDEX PROVIDERS

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the

TIAA-CREF Lifecycle Funds  ■  Prospectus     191

Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

GLOSSARY

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

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Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines to be of comparable quality.

Short-Term Fixed Income: Fixed Income Securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Their report appears in the Trust’s Annual Report, which is available without charge upon request.

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FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.41		$8.84	$8.65	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (f)	0.18		0.18	0.21	0.31
Net realized and
unrealized gain (loss)
on total investments	0.64		0.58	0.19	(1.34)
Total gain (loss) from
investment operations	0.82		0.76	0.40	(1.03)
Less distributions from:
Net investment income	(0.17)		(0.19)	(0.21)	(0.32)
Net realized gains	—		—	—	—
Total distributions	(0.17)		(0.19)	(0.21)	(0.32)
Net asset value,
end of period	$10.06		$9.41	$8.84	$8.65

TOTAL RETURN	8.78	%(g)	8.65%	4.86%	(10.49	)%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$57,288		$39,682	$19,384	$4,800
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.53	%(i)	0.70%	1.01%	1.79	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.25	%(i)	0.25%	0.25%	0.25	%(i)
Ratio of net investment
income to average
net assets	2.80	%(i)	2.04%	2.59%	4.00	%(i)
Portfolio turnover rate	7	%(g)	33%	38%	26	%(g)

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FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.43		$8.85	$8.65	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (f)	0.20		0.21	0.23	0.34
Net realized and
unrealized gain (loss)
on total investments	0.63		0.58	0.19	(1.36)
Total gain (loss) from
investment operations	0.83		0.79	0.42	(1.02)
Less distributions from:
Net investment income	(0.18)		(0.21)	(0.22)	(0.33)
Net realized gains	—		—	—	—
Total distributions	(0.18)		(0.21)	(0.22)	(0.33)
Net asset value,
end of period	$10.08		$9.43	$8.85	$8.65

TOTAL RETURN	8.89	%(g)	9.01%	5.19%	(10.37	)%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$20,560		$11,111	$5,554	$2,691
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.23	%(i)	0.41%	0.73%	1.49	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.00	%(i)	0.00%	0.00%	0.00	%(i)
Ratio of net investment
income to average
net assets	3.02	%(i)	2.27%	2.86%	4.30	%(i)
Portfolio turnover rate	7	%(g)	33%	38%	26	%(g)

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FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retail Class
## 40451	05/31/11 (a)	09/30/10	09/30/09	09/30/08	(d)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.42	$8.85	$8.65	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (f)	0.19	0.19	0.23	0.32
Net realized and
unrealized gain (loss)
on total investments	0.63	0.58	0.19	(1.34)
Total gain (loss) from
investment operations	0.82	0.77	0.42	(1.02)
Less distributions from:
Net investment income	(0.17)	(0.20)	(0.22)	(0.33)
Net realized gains	—	—	—	—
Total distributions	(0.17)	(0.20)	(0.22)	(0.33)
Net asset value,
end of period	$10.07	$9.42	$8.85	$8.65

TOTAL RETURN	8.82%	8.76%	5.16%	(10.37	)%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$26,758	$16,652	$8,460	$6,171
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.39%	0.55%	0.97%	1.72	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.16%	0.15%	0.05%	0.00	%(i)
Ratio of net investment
income to average
net assets	2.89%	2.14%	2.92%	4.09	%(i)
Portfolio turnover rate	7%	33%	38%	26	%(g)

196     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	(e)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.43		$8.85	$8.85
Gain (loss) from investment operations:
Net investment
income (loss) (f)	0.18		0.17	0.00	(j)
Net realized and
unrealized gain (loss)
on total investments	0.64		0.61	—
Total gain (loss) from
investment operations	0.82		0.78	0.00	(j)
Less distributions from:
Net investment income	(0.17)		(0.20)	—
Net realized gains	—		—	—
Total distributions	(0.17)		(0.20)	—
Net asset value,
end of period	$10.08		$9.43	$8.85

TOTAL RETURN	8.82	%(g)	8.86%	0.00	%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$4,387		$1,453	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.39	%(i)	0.58%	220.71	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.15	%(i)	0.15%	0.15	%(i)
Ratio of net investment
income to average
net assets	2.68	%(i)	1.91%	0.00	%(i)
Portfolio turnover rate	7	%(g)	33%	38%

TIAA-CREF Lifecycle Funds  ■  Prospectus     197

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE RETIREMENT INCOME FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on November 30, 2007.
(c)	The Retirement Class commenced operations on November 30, 2007.
(d)	The Retail Class commenced operations on November 30, 2007.
(e)	The Premier Class commenced operations on September 30, 2009.
(f)	Based on average shares outstanding.
(g)	The percentages shown for this period are not annualized.
(h)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.38% and 0.38%, respectively.

(i)	The percentages shown for this period are annualized.
(j)	Amount represents less than $0.01 per share.

198     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.76		$10.05	$10.06	$12.04	$10.99	$10.61
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.22		0.21	0.24	0.37	0.34	0.36
Net realized and
unrealized gain (loss)
on total investments	0.89		0.70	0.05	(1.95)	0.98	0.29
Total gain (loss) from
investment operations	1.11		0.91	0.29	(1.58)	1.32	0.65
Less distributions from:
Net investment income	(0.26)		(0.20)	(0.21)	(0.34)	(0.24)	(0.25)
Net realized gains	—		—	(0.09)	(0.06)	(0.03)	(0.02)
Total distributions	(0.26)		(0.20)	(0.30)	(0.40)	(0.27)	(0.27)
Net asset value,
end of period	$11.61		$10.76	$10.05	$10.06	$12.04	$10.99

TOTAL RETURN	10.51	%(e)	9.23%	3.36%	(13.59)%	12.21%	6.32%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$498,029		$469,156	$395,514	$351,907	$255,875	$59,699
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.45	%(g)	0.46%	0.51%	0.46%	0.48%	0.69%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25	%(g)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	2.99	%(g)	2.07%	2.76%	3.27%	2.93%	3.32%
Portfolio turnover rate	8	%(e)	24%	60%	26%	12%	13%

TIAA-CREF Lifecycle Funds  ■  Prospectus     199

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.58		$8.97	$9.02	$10.83	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.21		0.20	0.23	0.32	0.22
Net realized and
unrealized gain (loss)
on total investments	0.80		0.63	0.05	(1.71)	0.61
Total gain (loss) from
investment operations	1.01		0.83	0.28	(1.39)	0.83
Less distributions from:
Net investment income	(0.29)		(0.22)	(0.24)	(0.36)	—
Net realized gains	—		—	(0.09)	(0.06)	—
Total distributions	(0.29)		(0.22)	(0.33)	(0.42)	—
Net asset value,
end of period	$10.30		$9.58	$8.97	$9.02	$10.83

TOTAL RETURN	10.76	%(e)	9.48%	3.63%	(13.37)%	8.30	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$102,505		$38,539	$17,753	$9,649	$3,735
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.15	%(g)	0.16%	0.21%	0.17%	0.31	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income to average
net assets	3.13	%(g)	2.20%	2.90%	3.24%	3.04	%(g)
Portfolio turnover rate	8	%(e)	24%	60%	26%	12%

200     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2010 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.57		$8.97	$8.97
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.21		0.14	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	0.79		0.68	—
Total gain (loss) from
investment operations	1.00		0.82	0.00	(h)
Less distributions from:
Net investment income	(0.29)		(0.22)	—
Net realized gains	—		—	—
Total distributions	(0.29)		(0.22)	—
Net asset value,
end of period	$10.28		$9.57	$8.97

TOTAL RETURN	10.61	%(e)	9.32%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$50,526		$27,054	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income to average
net assets	3.15	%(g)	1.50%	0.00	%(g)
Portfolio turnover rate	8	%(e)	24%	60%

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.
(f)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.39% and 0.40%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     201

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.67		$9.94	$9.99	$12.26	$11.06	$10.66
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.22		0.20	0.22	0.35	0.32	0.31
Net realized and
unrealized gain (loss)
on total investments	1.03		0.72	(0.02)	(2.23)	1.16	0.40
Total gain (loss) from
investment operations	1.25		0.92	0.20	(1.88)	1.48	0.71
Less distributions from:
Net investment income	(0.25)		(0.19)	(0.21)	(0.32)	(0.26)	(0.26)
Net realized gains	—		—	(0.04)	(0.07)	(0.02)	(0.05)
Total distributions	(0.25)		(0.19)	(0.25)	(0.39)	(0.28)	(0.31)
Net asset value,
end of period	$11.67		$10.67	$9.94	$9.99	$12.26	$11.06

TOTAL RETURN	11.87	%(e)	9.36%	2.49%	(15.83)%	13.60%	6.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$661,257		$580,270	$456,392	$295,996	$201,246	$53,660
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.45	%(g)	0.46%	0.51%	0.47%	0.49%	0.61%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25	%(g)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	2.94	%(g)	1.96%	2.57%	3.08%	2.74%	2.91%
Portfolio turnover rate	5	%(e)	19%	34%	22%	15%	6%

202     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.37		$8.75	$8.84	$10.88	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.20		0.18	0.20	0.33	0.18
Net realized and
unrealized gain (loss)
on total investments	0.92		0.65	(0.02)	(1.96)	0.70
Total gain (loss) from
investment operations	1.12		0.83	0.18	(1.63)	0.88
Less distributions from:
Net investment income	(0.28)		(0.21)	(0.23)	(0.34)	—
Net realized gains	—		—	(0.04)	(0.07)	—
Total distributions	(0.28)		(0.21)	(0.27)	(0.41)	—
Net asset value,
end of period	$10.21		$9.37	$8.75	$8.84	$10.88

TOTAL RETURN	12.11	%(e)	9.62%	2.66%	(15.57)%	8.80	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$150,938		$50,118	$18,419	$6,896	$3,525
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.15	%(g)	0.16%	0.21%	0.17%	0.32	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income to average
net assets	3.10	%(g)	2.03%	2.59%	3.36%	2.37	%(g)
Portfolio turnover rate	5	%(e)	19%	34%	22%	15%

TIAA-CREF Lifecycle Funds  ■  Prospectus     203

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2015 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.36		$8.75	$8.75
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.21		0.12	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	0.89		0.69	—
Total gain (loss) from
investment operations	1.10		0.81	0.00	(h)
Less distributions from:
Net investment income	(0.27)		(0.20)	—
Net realized gains	—		—	—
Total distributions	(0.27)		(0.20)	—
Net asset value,
end of period	$10.19		$9.36	$8.75

TOTAL RETURN	11.96	%(e)	9.47%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$63,101		$31,743	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income to average
net assets	3.16	%(g)	1.36%	0.00	%(g)
Portfolio turnover rate	5	%(e)	19%	34%

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.
(f)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.41% and 0.41%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

204     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.47		$9.74	$9.87	$12.48	$11.18	$10.71
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.21		0.18	0.20	0.32	0.29	0.29
Net realized and
unrealized gain (loss)
on total investments	1.17		0.72	(0.11)	(2.52)	1.28	0.48
Total gain (loss) from
investment operations	1.38		0.90	0.09	(2.20)	1.57	0.77
Less distributions from:
Net investment income	(0.23)		(0.17)	(0.17)	(0.32)	(0.26)	(0.27)
Net realized gains	(0.00	)(e)	—	(0.05)	(0.09)	(0.01)	(0.03)
Total distributions	(0.23)		(0.17)	(0.22)	(0.41)	(0.27)	(0.30)
Net asset value,
end of period	$11.62		$10.47	$9.74	$9.87	$12.48	$11.18

TOTAL RETURN	13.43	%(f)	9.36%	1.40%	(18.21)%	14.23%	7.30%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$795,642		$672,342	$479,735	$277,700	$181,152	$45,193
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.45	%(h)	0.46%	0.51%	0.48%	0.50%	0.70%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.25	%(h)	0.25%	0.25%	0.25%	0.26%	0.32%
Ratio of net investment
income to average
net assets	2.88	%(h)	1.80%	2.41%	2.87%	2.42%	2.66%
Portfolio turnover rate	4	%(f)	16%	27%	20%	20%	1%

TIAA-CREF Lifecycle Funds  ■  Prospectus     205

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.04		$8.43	$8.58	$10.89	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.19		0.16	0.18	0.28	0.13
Net realized and
unrealized gain (loss)
on total investments	1.02		0.64	(0.09)	(2.16)	0.76
Total gain (loss) from
investment operations	1.21		0.80	0.09	(1.88)	0.89
Less distributions from:
Net investment income	(0.26)		(0.19)	(0.19)	(0.34)	—
Net realized gains	(0.00	)(e)	—	(0.05)	(0.09)	—
Total distributions	(0.26)		(0.19)	(0.24)	(0.43)	—
Net asset value,
end of period	$9.99		$9.04	$8.43	$8.58	$10.89

TOTAL RETURN	13.64	%(f)	9.63%	1.66%	(17.95)%	8.90	%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$175,206		$51,076	$16,959	$5,618	$1,472
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.15	%(h)	0.16%	0.21%	0.19%	0.43	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.00	%(h)	0.00%	0.00%	0.00%	0.00	%(h)
Ratio of net investment
income to average
net assets	3.03	%(h)	1.86%	2.45%	2.91%	1.83	%(h)
Portfolio turnover rate	4	%(f)	16%	27%	20%	20%

206     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2020 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.04		$8.43	$8.43
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.20		0.10	0.00	(e)
Net realized and
unrealized gain (loss)
on total investments	1.00		0.70	—
Total gain (loss) from
investment operations	1.20		0.80	0.00	(e)
Less distributions from:
Net investment income	(0.26)		(0.19)	—
Net realized gains	(0.00	)(e)	—	—
Total distributions	(0.26)		(0.19)	—
Net asset value,
end of period	$9.98		$9.04	$8.43

TOTAL RETURN	13.47	%(f)	9.59%	0.00	%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$84,846		$38,234	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.30	%(h)	0.31%	220.71	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.15	%(h)	0.15%	0.15	%(h)
Ratio of net investment
income to average
net assets	3.09	%(h)	1.16%	0.00	%(h)
Portfolio turnover rate	4	%(f)	16%	27%

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	The percentages shown for this period are not annualized.
(g)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.42% and 0.42%, respectively.

(h)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Funds  ■  Prospectus     207

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.25		$9.51	$9.75	$12.62	$11.24	$10.75
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.21		0.16	0.18	0.30	0.26	0.25
Net realized and
unrealized gain (loss)
on total investments	1.28		0.74	(0.21)	(2.78)	1.42	0.55
Total gain (loss) from
investment operations	1.49		0.90	(0.03)	(2.48)	1.68	0.80
Less distributions from:
Net investment income	(0.22)		(0.16)	(0.15)	(0.31)	(0.28)	(0.28)
Net realized gains	—		—	(0.06)	(0.08)	(0.02)	(0.03)
Total distributions	(0.22)		(0.16)	(0.21)	(0.39)	(0.30)	(0.31)
Net asset value,
end of period	$11.52		$10.25	$9.51	$9.75	$12.62	$11.24

TOTAL RETURN	14.74	%(e)	9.55%	0.08%	(20.25)%	15.18%	7.59%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$750,162		$630,705	$447,297	$246,043	$143,559	$34,164
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.45	%(g)	0.46%	0.52%	0.49%	0.53%	0.73%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25	%(g)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	2.86	%(g)	1.67%	2.27%	2.64%	2.12%	2.25%
Portfolio turnover rate	4	%(e)	15%	22%	17%	25%	3%

208     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.78		$8.17	$8.41	$10.93	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.19		0.14	0.16	0.26	0.11
Net realized and
unrealized gain (loss)
on total investments	1.11		0.65	(0.17)	(2.37)	0.82
Total gain (loss) from
investment operations	1.30		0.79	(0.01)	(2.11)	0.93
Less distributions from:
Net investment income	(0.25)		(0.18)	(0.17)	(0.33)	—
Net realized gains	—		—	(0.06)	(0.08)	—
Total distributions	(0.25)		(0.18)	(0.23)	(0.41)	—
Net asset value,
end of period	$9.83		$8.78	$8.17	$8.41	$10.93

TOTAL RETURN	15.01	%(e)	9.76%	0.37%	(20.04)%	9.30	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$166,006		$50,809	$17,434	$5,096	$2,204
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.15	%(g)	0.16%	0.22%	0.19%	0.38	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income to average
net assets	3.02	%(g)	1.72%	2.21%	2.63%	1.45	%(g)
Portfolio turnover rate	4	%(e)	15%	22%	17%	25%

TIAA-CREF Lifecycle Funds  ■  Prospectus     209

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2025 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.76		$8.17	$8.17
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.20		0.08	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	1.08		0.68	—
Total gain (loss) from
investment operations	1.28		0.76	0.00	(h)
Less distributions from:
Net investment income	(0.24)		(0.17)	—
Net realized gains	—		—	—
Total distributions	(0.24)		(0.17)	—
Net asset value,
end of period	$9.80		$8.76	$8.17

TOTAL RETURN	14.88	%(e)	9.47%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$84,577		$36,184	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income to average
net assets	3.13	%(g)	0.97%	0.00	%(g)
Portfolio turnover rate	4	%(e)	15%	22%

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.
(f)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.43% and 0.43%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

210     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.01		$9.28	$9.65	$12.81	$11.30	$10.74
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.20		0.14	0.16	0.28	0.24	0.23
Net realized and
unrealized gain (loss)
on total investments	1.40		0.73	(0.34)	(3.03)	1.55	0.63
Total gain (loss) from
investment operations	1.60		0.87	(0.18)	(2.75)	1.79	0.86
Less distributions from:
Net investment income	(0.21)		(0.14)	(0.15)	(0.32)	(0.26)	(0.27)
Net realized gains	—		—	(0.04)	(0.09)	(0.02)	(0.03)
Total distributions	(0.21)		(0.14)	(0.19)	(0.41)	(0.28)	(0.30)
Net asset value,
end of period	$11.40		$10.01	$9.28	$9.65	$12.81	$11.30

TOTAL RETURN	16.12	%(e)	9.51%	(1.41)%	(22.21)%	16.07%	8.20%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$717,292		$607,051	$429,188	$222,388	$128,768	$29,807
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.45	%(g)	0.46%	0.52%	0.50%	0.55%	0.85%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25	%(g)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	2.74	%(g)	1.50%	2.05%	2.43%	1.94%	2.06%
Portfolio turnover rate	4	%(e)	14%	18%	17%	29%	0	%(h)

TIAA-CREF Lifecycle Funds  ■  Prospectus     211

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.47		$7.87	$8.22	$10.96	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.18		0.12	0.14	0.26	0.02
Net realized and
unrealized gain (loss)
on total investments	1.19		0.64	(0.28)	(2.58)	0.94
Total gain (loss) from
investment operations	1.37		0.76	(0.14)	(2.32)	0.96
Less distributions from:
Net investment income	(0.23)		(0.16)	(0.17)	(0.33)	—
Net realized gains	—		—	(0.04)	(0.09)	—
Total distributions	(0.23)		(0.16)	(0.21)	(0.42)	—
Net asset value,
end of period	$9.61		$8.47	$7.87	$8.22	$10.96

TOTAL RETURN	16.41	%(e)	9.80%	(1.14)%	(21.99)%	9.60	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$166,564		$45,757	$15,396	$4,003	$1,735
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.15	%(g)	0.16%	0.22%	0.19%	0.46	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income to average
net assets	2.90	%(g)	1.52%	2.11%	2.68%	0.33	%(g)
Portfolio turnover rate	4	%(e)	14%	18%	17%	29%

212     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.45		$7.87	$7.87
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.18		0.06	0.00	(i)
Net realized and
unrealized gain (loss)
on total investments	1.18		0.68	—
Total gain (loss) from
investment operations	1.36		0.74	0.00	(i)
Less distributions from:
Net investment income	(0.23)		(0.16)	—
Net realized gains	—		—	—
Total distributions	(0.23)		(0.16)	—
Net asset value,
end of period	$9.58		$8.45	$7.87

TOTAL RETURN	16.28	%(e)	9.50%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$84,355		$32,600	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income to average
net assets	3.02	%(g)	0.75%	0.00	%(g)
Portfolio turnover rate	4	%(e)	14%	18%

TIAA-CREF Lifecycle Funds  ■  Prospectus     213

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2030 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.
(f)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.44% and 0.44%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Percentage is less than 1%.
(i)	Amount represents less than $0.01 per share.

214     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.96		$9.24	$9.68	$12.98	$11.38	$10.78
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.19		0.13	0.14	0.25	0.21	0.19
Net realized and
unrealized gain (loss)
on total investments	1.55		0.72	(0.38)	(3.16)	1.68	0.73
Total gain (loss) from
investment operations	1.74		0.85	(0.24)	(2.91)	1.89	0.92
Less distributions from:
Net investment income	(0.19)		(0.13)	(0.16)	(0.31)	(0.27)	(0.28)
Net realized gains	—		—	(0.04)	(0.08)	(0.02)	(0.04)
Total distributions	(0.19)		(0.13)	(0.20)	(0.39)	(0.29)	(0.32)
Net asset value,
end of period	$11.51		$9.96	$9.24	$9.68	$12.98	$11.38

TOTAL RETURN	17.68	%(e)	9.33%	(1.94)%	(23.10)%	16.91%	8.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$716,085		$598,803	$421,832	$197,256	$102,014	$19,426
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.45	%(g)	0.46%	0.51%	0.51%	0.60%	1.03%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25	%(g)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	2.61	%(g)	1.33%	1.86%	2.22%	1.72%	1.76%
Portfolio turnover rate	7	%(e)	11%	15%	17%	24%	1%

TIAA-CREF Lifecycle Funds  ■  Prospectus     215

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.34		$7.75	$8.16	$11.00	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.17		0.11	0.12	0.23	0.07
Net realized and
unrealized gain (loss)
on total investments	1.30		0.63	(0.31)	(2.66)	0.93
Total gain (loss) from
investment operations	1.47		0.74	(0.19)	(2.43)	1.00
Less distributions from:
Net investment income	(0.22)		(0.15)	(0.18)	(0.33)	—
Net realized gains	—		—	(0.04)	(0.08)	—
Total distributions	(0.22)		(0.15)	(0.22)	(0.41)	—
Net asset value,
end of period	$9.59		$8.34	$7.75	$8.16	$11.00

TOTAL RETURN	17.84	%(e)	9.67%	(1.67)%	(22.94)%	10.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$170,381		$42,535	$14,247	$3,569	$1,432
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.15	%(g)	0.16%	0.21%	0.21%	0.55	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income to average
net assets	2.76	%(g)	1.33%	1.87%	2.35%	0.90	%(g)
Portfolio turnover rate	7	%(e)	11%	15%	17%	24%

216     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2035 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.33		$7.75	$7.75
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.17		0.04	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	1.28		0.69	—
Total gain (loss) from
investment operations	1.45		0.73	0.00	(h)
Less distributions from:
Net investment income	(0.21)		(0.15)	—
Net realized gains	—		—	—
Total distributions	(0.21)		(0.15)	—
Net asset value,
end of period	$9.57		$8.33	$7.75

TOTAL RETURN	17.68	%(e)	9.50%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$85,514		$37,314	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income to average
net assets	2.85	%(g)	0.51%	0.00	%(g)
Portfolio turnover rate	7	%(e)	11%	15%

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.
(f)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.45% and 0.45%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     217

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	09/30/06
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.14		$9.40	$9.83	$13.16	$11.45	$10.81
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.19		0.13	0.15	0.26	0.20	0.17
Net realized and
unrealized gain (loss)
on total investments	1.60		0.75	(0.38)	(3.21)	1.82	0.79
Total gain (loss) from
investment operations	1.79		0.88	(0.23)	(2.95)	2.02	0.96
Less distributions from:
Net investment income	(0.20)		(0.14)	(0.16)	(0.31)	(0.28)	(0.27)
Net realized gains	—		—	(0.04)	(0.07)	(0.03)	(0.05)
Total distributions	(0.20)		(0.14)	(0.20)	(0.38)	(0.31)	(0.32)
Net asset value,
end of period	$11.73		$10.14	$9.40	$9.83	$13.16	$11.45

TOTAL RETURN	17.81	%(e)	9.42%	(1.91)%	(23.09)%	17.93%	9.04%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$1,070,202		$893,915	$639,490	$285,171	$141,996	$21,093
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.45	%(g)	0.45%	0.50%	0.48%	0.57%	1.19%
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.25	%(g)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment
income to average
net assets	2.60	%(g)	1.35%	1.84%	2.21%	1.59%	1.50%
Portfolio turnover rate	8	%(e)	10%	14%	16%	18%	17%

218     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	09/30/07	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.40		$7.81	$8.21	$11.04	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.17		0.11	0.12	0.23	0.06
Net realized and
unrealized gain (loss)
on total investments	1.32		0.63	(0.31)	(2.67)	0.98
Total gain (loss) from
investment operations	1.49		0.74	(0.19)	(2.44)	1.04
Less distributions from:
Net investment income	(0.22)		(0.15)	(0.17)	(0.32)	—
Net realized gains	—		—	(0.04)	(0.07)	—
Total distributions	(0.22)		(0.15)	(0.21)	(0.39)	—
Net asset value,
end of period	$9.67		$8.40	$7.81	$8.21	$11.04

TOTAL RETURN	18.01	%(e)	9.65%	(1.66)%	(22.87)%	10.40	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$221,307		$60,554	$21,359	$5,714	$2,414
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.15	%(g)	0.15%	0.20%	0.18%	0.44	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)
Ratio of net investment
income to average
net assets	2.79	%(g)	1.32%	1.86%	2.39%	0.78	%(g)
Portfolio turnover rate	8	%(e)	10%	14%	16%	18%

TIAA-CREF Lifecycle Funds  ■  Prospectus     219

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.40		$7.81	$7.81
Gain (loss) from investment operations:
Net investment
income (loss) (d)	0.17		0.04	0.00	(h)
Net realized and
unrealized gain (loss)
on total investments	1.31		0.70	—
Total gain (loss) from
investment operations	1.48		0.74	0.00	(h)
Less distributions from:
Net investment income	(0.22)		(0.15)	—
Net realized gains	—		—	—
Total distributions	(0.22)		(0.15)	—
Net asset value,
end of period	$9.66		$8.40	$7.81

TOTAL RETURN	17.83	%(e)	9.61%	0.00	%(e)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$125,013		$49,852	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (f)	0.30	%(g)	0.31%	220.71	%(g)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (f)	0.15	%(g)	0.15%	0.15	%(g)
Ratio of net investment
income to average
net assets	2.81	%(g)	0.50%	0.00	%(g)
Portfolio turnover rate	8	%(e)	10%	14%

220     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2040 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on January 17, 2007.
(c)	The Premier Class commenced operations on September 30, 2009.
(d)	Based on average shares outstanding.
(e)	The percentages shown for this period are not annualized.
(f)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.45% and 0.45%, respectively.

(g)	The percentages shown for this period are annualized.
(h)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     221

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.70		$7.14	$7.56	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.14		0.09	0.07	0.16
Net realized and
unrealized gain (loss)
on total investments	1.21		0.57	(0.33)	(2.38)
Total gain (loss) from
investment operations	1.35		0.66	(0.26)	(2.22)
Less distributions from:
Net investment income	(0.15)		(0.10)	(0.12)	(0.22)
Net realized gains	—		—	(0.04)	—
Total distributions	(0.15)		(0.10)	(0.16)	(0.22)
Net asset value,
end of period	$8.90		$7.70	$7.14	$7.56

TOTAL RETURN	17.65	%(f)	9.32%	(2.93)%	(22.69	)%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$130,113		$84,309	$30,587	$3,287
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.49	%(h)	0.64%	0.98%	6.60	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.25	%(h)	0.25%	0.25%	0.25	%(h)
Ratio of net investment
income to average
net assets	2.40	%(h)	1.17%	1.21%	2.23	%(h)
Portfolio turnover rate	8	%(f)	18%	8%	27	%(f)

222     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	09/30/08	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.73		$7.16	$7.57	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.13		0.09	0.12	0.26
Net realized and
unrealized gain (loss)
on total investments	1.24		0.59	(0.37)	(2.47)
Total gain (loss) from
investment operations	1.37		0.68	(0.25)	(2.21)
Less distributions from:
Net investment income	(0.16)		(0.11)	(0.12)	(0.22)
Net realized gains	—		—	(0.04)	—
Total distributions	(0.16)		(0.11)	(0.16)	(0.22)
Net asset value,
end of period	$8.94		$7.73	$7.16	$7.57

TOTAL RETURN	17.92	%(f)	9.58%	(2.68)%	(22.57	)%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$39,323		$7,970	$2,039	$780
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.19	%(h)	0.35%	0.70%	6.40	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.00	%(h)	0.00%	0.00%	0.00	%(h)
Ratio of net investment
income to average
net assets	2.36	%(h)	1.29%	1.95%	3.55	%(h)
Portfolio turnover rate	8	%(f)	18%	8%	27	%(f)

TIAA-CREF Lifecycle Funds  ■  Prospectus     223

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	(d)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.72		$7.16	$7.16
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.14		0.06	0.00	(i)
Net realized and
unrealized gain (loss)
on total investments	1.22		0.61	—
Total gain (loss) from
investment operations	1.36		0.67	0.00	(i)
Less distributions from:
Net investment income	(0.16)		(0.11)	—
Net realized gains	—		—	—
Total distributions	(0.16)		(0.11)	—
Net asset value,
end of period	$8.92		$7.72	$7.16

TOTAL RETURN	17.76	%(f)	9.39%	0.00	%(f)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$14,136		$2,975	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (g)	0.34	%(h)	0.50%	220.71	%(h)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (g)	0.15	%(h)	0.15%	0.15	%(h)
Ratio of net investment
income to average
net assets	2.42	%(h)	0.79%	0.00	%(h)
Portfolio turnover rate	8	%(f)	18%	8%

224     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2045 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on November 30, 2007.
(c)	The Retirement Class commenced operations on November 30, 2007.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Based on average shares outstanding.
(f)	The percentages shown for this period are not annualized.
(g)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.46% and 0.45%, respectively.

(h)	The percentages shown for this period are annualized.
(i)	Amount represents less than $0.01 per share.

TIAA-CREF Lifecycle Funds  ■  Prospectus     225

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
## 40451	05/31/11	(a)	09/30/10	09/30/09		09/30/08	(c)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.71		$7.15	$7.62		$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.13		0.09	0.08		0.20
Net realized and
unrealized gain (loss)
on total investments	1.23		0.57	(0.42)		(2.36)
Total gain (loss) from
investment operations	1.36		0.66	(0.34)		(2.16)
Less distributions from:
Net investment income	(0.15)		(0.10)	(0.13)		(0.22)
Net realized gains	(0.06)		—	(0.00	)(f)	—
Total distributions	(0.21)		(0.10)	(0.13)		(0.22)
Net asset value,
end of period	$8.86		$7.71	$7.15		$7.62

TOTAL RETURN	17.79	%(g)	9.38%	(4.08)%		(22.08	)%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$69,466		$40,745	$14,383		$1,973
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.53	%(i)	0.83%	1.45%		7.70	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.25	%(i)	0.25%	0.25%		0.25	%(i)
Ratio of net investment
income to average
net assets	2.36	%(i)	1.16%	1.35%		2.75	%(i)
Portfolio turnover rate	8	%(g)	24%	18%		73	%(g)

226     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
## 40451	05/31/11	(a)	09/30/10	09/30/09		09/30/08	(b)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.75		$7.18	$7.64		$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.14		0.10	0.12		0.27
Net realized and
unrealized gain (loss)
on total investments	1.23		0.58	(0.45)		(2.41)
Total gain (loss) from
investment operations	1.37		0.68	(0.33)		(2.14)
Less distributions from:
Net investment income	(0.16)		(0.11)	(0.13)		(0.22)
Net realized gains	(0.06)		—	(0.00	)(f)	—
Total distributions	(0.22)		(0.11)	(0.13)		(0.22)
Net asset value,
end of period	$8.90		$7.75	$7.18		$7.64

TOTAL RETURN	17.89	%(g)	9.63%	(3.81)%		(21.86	)%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$19,661		$5,599	$1,633		$783
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.24	%(i)	0.54%	1.18%		7.46	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.00	%(i)	0.00%	0.00%		0.00	%(i)
Ratio of net investment
income to average
net assets	2.38	%(i)	1.35%	2.04%		3.55	%(i)
Portfolio turnover rate	8	%(g)	24%	18%		73	%(g)

TIAA-CREF Lifecycle Funds  ■  Prospectus     227

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2050 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
## 40451	05/31/11	(a)	09/30/10	09/30/09	(d)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$7.74		$7.18	$7.18
Gain (loss) from investment operations:
Net investment
income (loss) (e)	0.13		0.08	0.00	(f)
Net realized and
unrealized gain (loss)
on total investments	1.24		0.59	—
Total gain (loss) from
investment operations	1.37		0.67	0.00	(f)
Less distributions from:
Net investment income	(0.16)		(0.11)	—
Net realized gains	(0.06)		—	—
Total distributions	(0.22)		(0.11)	—
Net asset value,
end of period	$8.89		$7.74	$7.18

TOTAL RETURN	17.86	%(g)	9.45%	0.00	%(g)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$6,904		$1,100	$250
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (h)	0.39	%(i)	0.70%	220.71	%(i)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (h)	0.15	%(i)	0.15%	0.15	%(i)
Ratio of net investment
income to average
net assets	2.37	%(i)	1.09%	0.00	%(i)
Portfolio turnover rate	8	%(g)	24%	18%

228     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2050 FUND

(a)	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
(b)	The Institutional Class commenced operations on November 30, 2007.
(c)	The Retirement Class commenced operations on November 30, 2007.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Based on average shares outstanding.
(f)	Amount represents less than $0.01 per share.
(g)	The percentages shown for this period are not annualized.
(h)

The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratios of the Underlying Funds for the periods ended May 31, 2011 and September 30, 2010 were 0.46% and 0.45%, respectively.

(i)	The percentages shown for this period are annualized.

TIAA-CREF Lifecycle Funds  ■  Prospectus     229

FINANCIAL HIGHLIGHTS (concluded)

LIFECYCLE 2055 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Retirement Class
	05/31/11	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	(0.15)
Total gain (loss) from
investment operations	(0.15)
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value,
end of period	$9.85

TOTAL RETURN	(1.50	)%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$7,877
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	8.55	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.25	%(f)
Ratio of net investment
income to average
net assets	0.23	%(f)
Portfolio turnover rate	1	%(d)

230     Prospectus  ■  TIAA-CREF Lifecycle Funds

FINANCIAL HIGHLIGHTS (continued)

LIFECYCLE 2055 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Institutional Class
	05/31/11	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	(0.15)
Total gain (loss) from
investment operations	(0.15)
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value,
end of period	$9.85

TOTAL RETURN	(1.50	)%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$985
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	8.94	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.00	%(f)
Ratio of net investment
income to average
net assets	0.48	%(f)
Portfolio turnover rate	1	%(d)

TIAA-CREF Lifecycle Funds  ■  Prospectus     231

FINANCIAL HIGHLIGHTS (concluded)

LIFECYCLE 2055 FUND ■ FOR THE PERIOD OR YEAR ENDED

	Premier Class
	05/31/11	(a)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.00
Gain (loss) from investment operations:
Net investment
income (loss) (b)	0.00	(c)
Net realized and
unrealized gain (loss)
on total investments	(0.15)
Total gain (loss) from
investment operations	(0.15)
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value,
end of period	$9.85

TOTAL RETURN	(1.50	)%(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of
period or year (in
thousands)	$985
Ratio of expenses to
average net assets
before expense waiver
and reimbursement (e)	9.09	%(f)
Ratio of expenses to
average net assets
after expense waiver
and reimbursement (e)	0.15	%(f)
Ratio of net investment
income to average
net assets	0.33	%(f)
Portfolio turnover rate	1	%(d)

(a)	The Fund commenced operations on April 29, 2011.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	The percentages shown for this period are not annualized.
(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds for the period ended May 31, 2011 was 0.48%.
(f)	The percentages shown for this period are annualized.

232     Prospectus  ■  TIAA-CREF Lifecycle Funds

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FOR MORE INFORMATION ABOUT TIAA-CREF FUNDS

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder reports dated September 30, 2010 and May 31, 2011 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important Information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12013 (10/11)